                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 9/30/16 (unaudited)

 Shares

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Value

 Banks - 0.4%

 Diversified Banks - 0.4%

 3,925

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 4,791,797

 8,746

 Wells Fargo & Co., 7.5% (Perpetual)

 11,445,016

 $

 16,236,813

 Total Banks

 $

 16,236,813

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $14,235,149)

 $

 16,236,813

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 4.1%

 Consumer Services - 0.0%+

 Hotels, Resorts & Cruise Lines - 0.0%+

 493,241

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 492,085

 1,684,596

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 1,674,620

 $

 2,166,705

 Total Consumer Services

 $

 2,166,705

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 3,054,740

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 $

 3,062,962

 Total Food & Staples Retailing

 $

 3,062,962

 Health Care Equipment & Services - 0.0%+

 Health Care Distributors - 0.0%+

 1,600,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 $

 1,616,298

 Total Health Care Equipment & Services

 $

 1,616,298

 Banks - 3.2%

 Thrifts & Mortgage Finance - 3.2%

 863,793

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 $

 863,253

 2,200,000

 1.88

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,188,545

 2,800,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 3,064,659

 700,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 770,032

 1,300,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)

 1,378,738

 2,600,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 2,642,445

 2,200,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 2,229,073

 699,990

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 689,441

 997,632

 B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)

 998,062

 155,790

 1.27

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 155,143

 291,885

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 300,654

 1,650,000

 BCC Funding Corp X, 3.622%, 11/20/20 (144A)

 1,672,754

 821,509

 1.27

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 816,485

 570,063

 1.02

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 559,700

 2,025,701

 BXG Receivables Note Trust 2015-A, 2.88%, 5/2/30 (144A)

 2,030,752

 3,000,000

 Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)

 3,002,191

 400,000

 1.72

 Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)

 397,227

 1,400,000

 CIT Equipment Collateral 2014-VT1, 2.65%, 10/20/22 (144A)

 1,409,620

 532,339

 1.27

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 530,559

 5,327,949

 Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)

 5,393,593

 3,200,000

 2.36

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 3,204,533

 2,100,000

 Conn Funding II LP, 3.37%, 10/15/18 (144A)

 2,099,905

 408,254

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 408,878

 573,987

 4.75

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 576,025

 1,500,000

 Credit Acceptance Auto Loan Trust 2016-2, 4.29%, 11/15/24 (144A)

 1,502,213

 425,720

 0.82

 Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 7/25/36

 424,283

 1,748,286

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 1,735,174

 479,890

 1.58

 CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34

 477,671

 1,576,000

 DB Master Finance LLC 2015-1, 3.98%, 2/20/45 (144A)

 1,611,112

 2,096,117

 2.33

 DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)

 2,096,115

 805,967

 3.53

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 812,031

 2,000,000

 DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)

 2,035,318

 6,984,819

 0.77

 Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36

 6,851,347

 517,074

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 517,075

 1,900,000

 Green Tree Agency Advance Funding Trust I, 4.0575%, 10/15/48 (144A)

 1,899,990

 4,976,000

 1.01

 GSAA Trust, Floating Rate Note, 6/25/35

 4,109,409

 425,088

 1.27

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 422,060

 1,149,519

 1.88

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,112,304

 465,522

 0.83

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 448,280

 2,928,000

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 2,716,329

 136,214

 0.90

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 136,005

 1,025,329

 0.89

 Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35

 1,009,562

 1,356,937

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 1,236,141

 308,824

 Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)

 286,982

 1,696,163

 1.72

 Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)

 1,696,854

 342,766

 2.02

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 339,248

 850,000

 Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)

 848,725

 1,200,000

 Leaf Receivables Funding 11 LLC, 4.89%, 1/15/23 (144A)

 1,213,053

 167,816

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.01%, 5/15/41

 168,476

 949,015

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 950,720

 104,274

 0.68

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 103,142

 1,000,000

 6.01

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 976,654

 908,073

 1.22

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 902,837

 1,050,000

 NextGear Floorplan Master Owner Trust, 1.92%, 10/15/19 (144A)

 1,047,172

 1,000,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 995,260

 293,973

 2.18

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 291,685

 1,000,000

 Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)

 999,432

 1,600,000

 Oportun Funding III LLC, 3.69%, 7/8/21 (144A)

 1,594,176

 1,900,000

 Oxford Finance Funding 2014-1 LLC, 3.475%, 12/15/22 (144A)

 1,879,482

 2,100,000

 Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)

 2,110,549

 1,000,000

 1.37

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 989,735

 775,000

 Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)

 780,106

 3,200,000

 Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)

 3,190,116

 2,000,000

 Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)

 1,994,840

 2,700,000

 2.91

 Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)

 2,717,615

 514,999

 0.77

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 510,183

 904,678

 SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)

 908,877

 3,360,000

 2.57

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,358,059

 379,169

 Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)

 378,737

 600,000

 Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)

 603,879

 1,034,462

 SpringCastle America Funding LLC, 2.7%, 5/25/23 (144A)

 1,037,819

 614,870

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 615,656

 1,390,083

 Store Master Funding I LLC, 3.75%, 4/20/45 (144A)

 1,404,201

 1,969,339

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,054,474

 389,700

 0.73

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 383,675

 536,800

 0.74

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 534,879

 32,660

 Structured Asset Securities Corp., 5.27%, 10/25/34 (Step)

 33,611

 623,281

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 623,281

 358,231

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 354,438

 114,856

 Terwin Mortgage Trust Series TMTS 2005-12ALT, 4.82789%, 7/25/36 (Step)

 114,885

 1,755,873

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.26315%, 9/25/36 (Step)

 1,786,144

 800,000

 2.77

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 794,160

 2,140,000

 United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)

 2,150,403

 1,023,586

 VOLT XXXI LLC, 3.75%, 2/25/55 (Step) (144A)

 1,023,580

 2,405,781

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 2,407,092

 1,807,597

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 1,810,465

 2,517,686

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 2,524,399

 1,378,721

 Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)

 1,380,513

 3,531,515

 Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)

 3,504,539

 1,000,000

 Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)

 1,013,753

 1,000,000

 Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)

 1,020,167

 3,379,316

 3.50

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 3,489,671

 $

 130,433,085

 Total Banks

 $

 130,433,085

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.2%

 500,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 $

 507,104

 499,944

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 503,659

 461,997

 Diamond Resorts Owner Trust 2015-1, 3.17%, 7/20/27 (144A)

 465,911

 892,756

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)

 887,915

 116,467

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 115,698

 244,136

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 264,837

 340,911

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 365,527

 405,663

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 437,070

 490,290

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 545,857

 350,083

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 394,382

 108,582

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 122,042

 499,712

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 569,341

 103,966

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 111,700

 307,948

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 350,713

 3,300,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 3,215,712

 $

 8,857,468

 Specialized Finance - 0.3%

 4,764,000

 Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)

 $

 4,808,662

 1,817,380

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 1,868,953

 2,642,326

 Hercules Capital Funding Trust 2014-1, 3.524%, 4/16/21 (144A)

 2,634,069

 552,693

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 571,834

 $

 9,883,518

 Consumer Finance - 0.1%

 2,100,000

 First Investors Auto Owner Trust 2014-3, 2.97%, 11/16/20 (144A)

 $

 2,127,294

 510,000

 First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)

 516,367

 $

 2,643,661

 Asset Management & Custody Banks - 0.0%+

 208,624

 NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 $

 208,358

 Investment Banking & Brokerage - 0.0%+

 1,600,000

 2.27

 Chesapeake Funding LLC, Floating Rate Note, 2/8/27 (144A)

 $

 1,584,428

 Total Diversified Financials

 $

 23,177,433

 Telecommunication Services - 0.2%

 Wireless Telecommunication Services - 0.2%

 6,975,000

 3.87

 Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)

 $

 7,193,945

 Total Telecommunication Services

 $

 7,193,945

 TOTAL ASSET BACKED SECURITIES

 (Cost $166,683,546)

 $

 167,650,428

 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.4%

 Banks - 18.3%

 Thrifts & Mortgage Finance - 18.5%

 19,888

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 19,885

 862,297

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 860,360

 6,503,414

 3.61

 Agate Bay Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 6,359,528

 1,797,539

 3.90

 Agate Bay Mortgage Trust 2014-1 REMICS, Floating Rate Note, 7/25/44 (144A)

 1,761,510

 5,816,175

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 5,973,392

 3,818,183

 3.50

 Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)

 3,910,655

 4,168,183

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 4,299,089

 7,431,888

 3.50

 Agate Bay Mortgage Trust 2015-7, Floating Rate Note, 10/25/45 (144A)

 7,560,788

 4,764,615

 3.50

 Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)

 4,841,296

 226,009

 0.97

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 205,124

 5,000,000

 2.27

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)

 4,850,000

 2,580,000

 2.72

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 2,579,284

 1,600,000

 2.47

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 1,582,424

 4,200,000

 2.24

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)

 4,198,572

 3,924,939

 2.77

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 3,923,983

 698,212

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 708,252

 3,257,377

 Banc of America Alternative Loan Trust 2006-2, 5.5%, 3/25/21

 3,280,323

 535,642

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 543,346

 625,298

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 640,020

 2,250,000

 Banco La Hipotecaria SA, 3.3575%, 1/15/46 (144A)

 2,330,156

 913,028

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 911,704

 2,500,000

 5.02

 Bellemeade Re II, Ltd., Floating Rate Note, 4/25/26 (144A)

 2,517,188

 2,210,000

 2.48

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 2,182,108

 3,250,000

 CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)

 3,364,544

 4,000,000

 3.02

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 3,946,592

 11,072,852

 3.75

 Chase Mortgage Trust 2016-1, Floating Rate Note, 3/26/46 (144A)

 11,436,809

 12,075,488

 3.75

 Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)

 12,482,294

 344,052

 2.87

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 346,531

 5,000,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 5,304,407

 555,245

 3.50

 Citigroup Mortgage Loan Trust 2013-J1, Floating Rate Note, 10/25/43 (144A)

 568,642

 7,424,248

 3.75

 Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)

 7,702,658

 2,400,000

 Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)

 2,498,683

 450,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 483,858

 915,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 931,968

 4,000,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 4,344,728

 4,200,000

 5.17

 COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)

 4,586,623

 1,900,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 1,987,918

 7,325,000

 4.66

 COMM 2014-CCRE20 Mortgage Trust, Floating Rate Note, 11/10/47

 7,592,724

 3,800,000

 2.68

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 3,757,801

 4,150,000

 2.26

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 4,114,813

 4,500,000

 4.94

 COMM 2014-UBS3 Mortgage Trust, Floating Rate Note, 6/12/47

 4,547,021

 4,100,000

 COMM 2014-UBS4 Mortgage Trust, 3.42%, 8/10/47

 4,357,135

 1,750,000

 3.81

 COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)

 1,768,961

 3,104,000

 4.70

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 3,376,846

 3,375,000

 COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48

 3,653,029

 4,225,000

 COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53

 4,627,302

 3,850,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 4,008,843

 1,217,703

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 1,222,825

 129,951

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 131,382

 5,700,000

 4.69

 CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48

 6,087,669

 1,890,000

 CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49

 1,975,392

 2,700,000

 2.78

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 2,639,846

 8,441,507

 3.00

 CSMC Trust 2012-CIM2, Floating Rate Note, 6/25/42 (144A)

 8,608,030

 4,729,012

 3.59

 CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)

 4,582,634

 6,537,734

 1.55

 CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)

 6,149,741

 3,016,270

 1.55

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 2,891,990

 3,322,083

 3.47

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,265,501

 3,872,073

 3.47

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,666,649

 2,520,984

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 2,521,524

 1,771,420

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 1,768,656

 2,255,376

 3.00

 CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)

 2,259,554

 2,927,888

 3.00

 CSMC Trust 2014-WIN1, Floating Rate Note, 8/25/54 (144A)

 2,993,309

 6,754,085

 3.50

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 6,929,137

 2,902,857

 4.00

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 2,978,615

 11,621,640

 CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)

 11,688,011

 6,137,104

 CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)

 6,184,381

 3,838,536

 CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)

 3,964,560

 2,828,997

 3.88

 CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)

 2,845,785

 9,549,239

 3.50

 CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)

 9,861,079

 3,796,395

 3.92

 CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)

 3,747,260

 3,100,000

 DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49

 3,188,217

 3,899,377

 3.49

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 3,886,108

 4,630,000

 3.49

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 4,715,347

 963,170

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 930,146

 1,343,393

 0.79

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 1,286,190

 2,000,000

 4.60

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,223,590

 2,800,000

 GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/5/31 (144A)

 2,877,465

 1,250,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,337,541

 1,000,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 1,062,884

 3,500,000

 GS Mortgage Securities Trust 2013-GCJ14 REMICS, 4.507%, 8/10/46 (144A)

 3,939,506

 1,074,593

 2.55

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 10/25/34

 870,716

 2,100,000

 2.22

 Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)

 2,097,148

 4,220,000

 1.42

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35

 3,870,880

 814,530

 0.72

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 732,212

 4,260,234

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/15/47

 4,437,223

 352,473

 0.68

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 350,526

 1,266,634

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,290,453

 1,212,710

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 1,328,040

 1,200,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 1,285,130

 4,600,000

 2.47

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 4,553,004

 2,200,000

 2.72

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)

 2,184,559

 900,000

 2.62

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 885,647

 1,260,000

 1.87

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 1,262,962

 4,600,000

 2.78

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 4,587,520

 4,000,000

 3.28

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 4,007,007

 180,114

 2.62

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 178,670

 1,267,763

 2.75

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,284,207

 475,261

 2.69

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 465,610

 421,746

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 431,620

 5,453,515

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 5,532,230

 14,066,598

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 14,270,452

 1,925,603

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 1,956,481

 3,648,728

 3.52

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 3,702,894

 1,099,014

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 1,136,277

 1,165,325

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 1,199,738

 3,202,575

 3.77

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 3,258,463

 6,606,022

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 6,803,172

 5,805,154

 3.42

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 5,978,414

 1,317,338

 3.43

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 1,289,952

 4,359,420

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 4,503,146

 2,220,301

 3.03

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 2,155,508

 5,725,432

 4.08

 JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)

 5,905,034

 7,935,221

 3.50

 JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)

 8,199,313

 12,530,974

 JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)

 12,940,186

 4,288,072

 3.91

 JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)

 4,156,470

 11,978,729

 JP Morgan Mortgage Trust 2016-2, 2.6898%, 6/25/46 (144A)

 12,017,891

 14,000,000

 3.00

 JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)

 14,455,000

 6,286,514

 1.02

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 5,986,649

 7,470,877

 2.66

 JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)

 7,388,677

 4,648,851

 3.00

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 4,737,002

 3,251,559

 3.72

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 3,286,591

 4,312,548

 3.50

 JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)

 4,456,074

 4,021,774

 5.21

 JPMBB Commercial Mortgage Securities Trust 2013-C15, Floating Rate Note, 11/15/45 (144A)

 3,915,585

 3,500,000

 JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47

 3,819,464

 1,419,594

 2.25

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,468,392

 3,764,436

 3.01

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 3,837,372

 89,739

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 89,720

 3,690,000

 3.40

 LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)

 3,773,613

 105,183

 2.52

 LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/2/20 (144A)

 103,843

 8,443,809

 2.52

 LSTAR Securities Investment, Ltd. 2015-4, Floating Rate Note, 4/1/20 (144A)

 8,338,261

 1,656,303

 2.52

 LSTAR Securities Investment, Ltd. 2015-5, Floating Rate Note, 4/1/20 (144A)

 1,631,458

 1,298,473

 2.52

 LSTAR Securities Investment, Ltd. 2016-1, Floating Rate Note, 1/1/21 (144A)

 1,281,723

 608,009

 0.96

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 578,241

 1,344,080

 1.09

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 1,263,705

 11,450,000

 3.00

 Mill City Mortgage Trust 2015-1, Floating Rate Note, 6/25/56 (144A)

 11,574,781

 2,334,745

 3.00

 Mill City Mortgage Trust 2015-2, Floating Rate Note, 9/25/57 (144A)

 2,365,347

 3,818,033

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 3,912,698

 2,385,000

 1.15

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 2,049,679

 2,118,281

 3.75

 New Residential Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 5/28/52 (144A)

 2,203,665

 7,787,741

 3.75

 New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)

 7,947,908

 4,046,980

 3.31

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,009,187

 4,428,180

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,447,802

 4,365,361

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,479,335

 6,140,694

 3.31

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 6,145,565

 48,660

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 48,660

 343,017

 3.50

 PMT Loan Trust 2013-J1, Floating Rate Note, 9/25/43 (144A)

 352,609

 10,240,273

 3.60

 PMT Loan Trust 2013-J1, Floating Rate Note, 9/25/43 (144A)

 10,135,040

 288,995

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 290,244

 161,919

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 162,471

 452,890

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 451,385

 2,459,390

 2.17

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 2,159,585

 825,309

 RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)

 825,309

 7,144,144

 3.50

 Sequoia Mortgage Trust 2012-2, Floating Rate Note, 4/25/42

 7,348,420

 4,219,061

 1.81

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 4,131,727

 4,235,142

 3.65

 Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43

 4,121,673

 6,842,548

 3.57

 Sequoia Mortgage Trust 2013-10, Floating Rate Note, 8/25/43 (144A)

 7,091,712

 2,299,071

 1.87

 Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43

 2,250,287

 7,356,961

 3.53

 Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43

 7,363,299

 6,711,330

 2.33

 Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43

 6,656,928

 1,076,921

 1.55

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 1,042,749

 6,108,765

 3.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 6,081,040

 2,624,890

 2.50

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,621,968

 2,344,920

 3.00

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,387,917

 7,947,493

 2.50

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 7,936,470

 11,211,185

 2.50

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 11,149,300

 3,570,220

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 3,641,396

 519,116

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 518,163

 9,475,108

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 9,655,912

 6,191,408

 3.54

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 6,158,674

 1,476,811

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 1,515,807

 680,472

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 700,901

 3,578,367

 4.00

 Sequoia Mortgage Trust 2014-3 REMICS, Floating Rate Note, 10/25/44 (144A)

 3,710,039

 5,276,359

 3.00

 Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 5,384,846

 9,401,528

 3.50

 Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)

 9,708,544

 3,848,420

 3.73

 Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)

 3,733,786

 7,802,055

 3.00

 Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)

 7,975,994

 3,976,297

 3.78

 Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)

 4,055,609

 35,178

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 35,639

 750,000

 3.79

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 751,519

 1,016,510

 2.34

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 1,014,860

 1,570,110

 1.27

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,503,767

 516,418

 0.82

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 425,232

 2,487,188

 2.96

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 2,505,842

 1,200,184

 VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)

 1,201,676

 1,069,224

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 4.5%, 10/25/18

 1,070,936

 1,259,532

 Wells Fargo Commercial Mortgage Trust 2010-C1, 3.349%, 11/18/43 (144A)

 1,300,089

 1,927,000

 Wells Fargo Commercial Mortgage Trust 2012-LC5 REMICS, 3.539%, 10/15/45

 2,055,019

 4,500,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50

 4,813,482

 5,300,000

 2.37

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)

 5,294,873

 3,810,000

 Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57

 4,115,797

 1,840,282

 3.28

 Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)

 1,829,240

 350,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 385,105

 1,323,000

 5.79

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,394,608

 3,900,000

 4.49

 WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)

 3,696,956

 6,200,000

 WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46

 6,907,653

 490,748

 3.50

 WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)

 505,516

 8,116,356

 3.92

 WinWater Mortgage Loan Trust 2015-2, Floating Rate Note, 2/20/45 (144A)

 8,253,470

 5,264,505

 3.50

 WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)

 5,407,468

 9,749,801

 3.50

 WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)

 10,019,442

 7,200,131

 3.50

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 7,399,258

 4,814,039

 3.81

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 4,915,203

 4,101,311

 3.50

 WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)

 4,188,661

 $

 765,256,108

 Total Banks

 $

 765,256,108

 Diversified Financials - 0.2%

 Specialized Finance - 0.1%

 1,980,000

 2.52

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)

 $

 1,935,965

 Asset Management & Custody Banks - 0.1%

 5,093,621

 3.63

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 $

 4,945,919

 Total Diversified Financials

 $

 6,881,884

 Government - 0.7%

 85,000

 0.91

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20

 $

 85,413

 829,765

 3.67

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 860,835

 1,341

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 1,427

 1,460,049

 Federal National Mortgage Association REMICS, 3.0%, 6/25/23

 1,528,249

 492,461

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 534,606

 3,895,163

 Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45

 4,013,576

 600,000

 5.42

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 657,544

 890,000

 5.36

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 983,091

 5,380,000

 4.93

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 5,588,049

 1,250,000

 5.05

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,306,345

 2,449,372

 4.52

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 2,399,439

 5,114,467

 5.52

 FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)

 5,108,074

 2,010,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 2,080,754

 822,591

 Government National Mortgage Association REMICS, 3.25%, 4/16/27

 877,260

 1,123,863

 Government National Mortgage Association, 3.0%, 4/20/41

 1,162,928

 938,238

 Government National Mortgage Association, 5.25%, 8/16/35

 1,041,005

 439,944

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 485,268

 857,584

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 917,848

 $

 29,631,711

 Total Government

 $

 29,631,711

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $796,595,211)

 $

 801,769,703

 CORPORATE BONDS - 35.9%

 Energy - 5.0%

 Oil & Gas Drilling - 0.3%

 7,241,000

 Ensco Plc, 4.5%, 10/1/24

 $

 5,213,520

 6,185,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 5,040,775

 5,505,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 3,812,212

 $

 14,066,507

 Oil & Gas Equipment & Services - 0.1%

 2,250,000

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 2,915,426

 Integrated Oil & Gas - 0.8%

 4,175,000

 BP Capital Markets Plc, 3.062%, 3/17/22

 $

 4,373,367

 5,150,000

 Exxon Mobil Corp., 4.114%, 3/1/46

 5,756,634

 5,965,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 5,627,978

 4,750,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 5,255,438

 10,050,000

 Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)

 10,226,719

 $

 31,240,136

 Oil & Gas Exploration & Production - 0.6%

 6,585,000

 Canadian Natural Resources, Ltd., 6.25%, 3/15/38

 $

 7,366,528

 2,830,000

 Canadian Natural Resources, Ltd., 6.75%, 2/1/39

 3,246,086

 5,275,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 5,703,958

 2,360,000

 Newfield Exploration Co., 5.375%, 1/1/26

 2,365,900

 1,400,000

 Newfield Exploration Co., 5.625%, 7/1/24

 1,435,000

 4,150,000

 WPX Energy, Inc., 7.5%, 8/1/20

 4,388,625

 $

 24,506,097

 Oil & Gas Refining & Marketing - 0.5%

 5,467,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 5,338,504

 1,800,000

 EnLink Midstream Partners LP, 4.85%, 7/15/26

 1,811,295

 3,800,000

 Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)

 4,829,348

 2,925,000

 Valero Energy Corp., 6.625%, 6/15/37

 3,427,269

 2,890,000

 Valero Energy Corp., 9.375%, 3/15/19

 3,402,180

 $

 18,808,596

 Oil & Gas Storage & Transportation - 2.7%

 10,900,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 11,402,577

 2,575,000

 Boardwalk Pipelines LP, 5.95%, 6/1/26

 2,846,838

 5,425,000

 Buckeye Partners LP, 4.15%, 7/1/23

 5,526,165

 2,338,000

 Buckeye Partners LP, 5.85%, 11/15/43

 2,399,994

 2,900,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,224,800

 3,340,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 2,772,200

 8,585,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 10,855,647

 4,675,000

 Kinder Morgan Energy Partners LP, 4.25%, 9/1/24

 4,811,823

 8,235,000

 Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46

 7,841,729

 7,335,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 7,524,910

 3,650,000

 MPLX LP, 4.875%, 12/1/24

 3,775,290

 1,720,000

 MPLX LP, 4.875%, 6/1/25

 1,777,245

 3,650,000

 MPLX LP, 5.5%, 2/15/23

 3,770,804

 9,165,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 9,493,684

 5,300,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 4,856,364

 6,180,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)

 6,334,500

 2,475,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,617,889

 1,500,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,593,502

 2,775,000

 Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26

 2,829,704

 2,200,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,383,025

 2,475,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,827,688

 4,425,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 4,442,749

 7,685,000

 Williams Partners LP, 5.1%, 9/15/45

 7,497,655

 $

 113,406,782

 Total Energy

 $

 204,943,544

 Materials - 1.2%

 Commodity Chemicals - 0.1%

 3,600,000

 Methanex Corp., 4.25%, 12/1/24

 $

 3,436,121

 Fertilizers & Agricultural Chemicals - 0.3%

 2,800,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 2,752,571

 10,800,000

 Agrium, Inc., 5.25%, 1/15/45

 12,010,982

 $

 14,763,553

 Construction Materials - 0.3%

 10,600,000

 CRH America, Inc., 3.875%, 5/18/25 (144A)

 $

 11,398,456

 Metal & Glass Containers - 0.2%

 2,275,000

 Ball Corp., 4.0%, 11/15/23

 $

 2,292,062

 4,000,000

 Ball Corp., 5.25%, 7/1/25

 4,310,000

 1,725,000

 Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)

 1,720,860

 $

 8,322,922

 Paper Packaging - 0.1%

 2,400,000

 International Paper Co., 6.0%, 11/15/41

 $

 2,837,899

 Diversified Metals & Mining - 0.1%

 1,375,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 $

 1,368,125

 1,850,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 1,660,227

 1,650,000

 Freeport-McMoRan, Inc., 4.55%, 11/14/24

 1,495,312

 $

 4,523,664

 Steel - 0.1%

 3,550,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 3,523,375

 Total Materials

 $

 48,805,990

 Capital Goods - 1.8%

 Aerospace & Defense - 0.9%

 2,600,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 2,580,500

 6,975,000

 L-3 Communications Corp., 3.95%, 5/28/24

 7,422,830

 7,680,000

 Lockheed Martin Corp., 3.1%, 1/15/23

 8,098,875

 7,460,000

 Spirit AeroSystems, Inc., 3.85%, 6/15/26

 7,747,598

 10,250,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 10,305,862

 $

 36,155,665

 Building Products - 0.7%

 7,225,000

 Fortune Brands Home & Security, Inc., 3.0%, 6/15/20

 $

 7,439,864

 8,595,000

 Masco Corp., 4.375%, 4/1/26

 9,046,238

 1,050,000

 Masco Corp., 4.45%, 4/1/25

 1,115,625

 825,000

 Masco Corp., 5.95%, 3/15/22

 940,500

 4,625,000

 Owens Corning, 3.4%, 8/15/26

 4,646,455

 5,150,000

 Owens Corning, 4.2%, 12/1/24

 5,463,650

 $

 28,652,332

 Construction & Engineering - 0.0%+

 1,368,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 1,374,840

 Industrial Conglomerates - 0.1%

 2,950,000

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,099,494

 Trading Companies & Distributors - 0.1%

 5,660,000

 GATX Corp., 6.0%, 2/15/18

 $

 5,969,823

 Total Capital Goods

 $

 75,252,154

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.1%

 2,678,000

 Republic Services, Inc., 2.9%, 7/1/26

 $

 2,715,104

 Research & Consulting Services - 0.1%

 5,625,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 6,033,887

 Total Commercial Services & Supplies

 $

 8,748,991

 Transportation - 1.6%

 Railroads - 1.2%

 14,485,000

 Burlington Northern Santa Fe LLC, 4.15%, 4/1/45

 $

 15,953,011

 10,335,000

 CSX Corp., 3.35%, 11/1/25

 11,082,872

 6,650,000

 TTX Co., 3.6%, 1/15/25 (144A)

 6,931,947

 3,250,000

 TTX Co., 4.2%, 7/1/46 (144A)

 3,460,584

 13,215,000

 Union Pacific Corp., 3.375%, 2/1/35

 13,480,370

 $

 50,908,784

 Trucking - 0.1%

 4,338,000

 Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)

 $

 4,511,182

 Highways & Railtracks - 0.3%

 3,950,000

 ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)

 $

 4,063,590

 1,300,000

 ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)

 1,395,022

 4,600,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 4,901,134

 $

 10,359,746

 Total Transportation

 $

 65,779,712

 Automobiles & Components - 0.4%

 Automobile Manufacturers - 0.4%

 4,975,000

 Ford Motor Credit Co LLC, 2.24%, 6/15/18

 $

 5,014,725

 6,425,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 6,592,834

 5,000,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 5,092,415

 $

 16,699,974

 Total Automobiles & Components

 $

 16,699,974

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 5,120,000

 Lennar Corp., 4.75%, 4/1/21

 $

 5,452,800

 Total Consumer Durables & Apparel

 $

 5,452,800

 Consumer Services - 0.2%

 Education Services - 0.2%

 2,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 $

 2,667,018

 3,550,000

 Tufts University, 5.017%, 4/15/12

 4,199,700

 $

 6,866,718

 Total Consumer Services

 $

 6,866,718

 Media - 0.8%

 Cable & Satellite - 0.6%

 6,995,000

 Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)

 $

 8,238,571

 10,310,000

 Comcast Corp., 5.65%, 6/15/35

 13,286,002

 2,440,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 2,507,100

 650,000

 Time Warner Cable LLC, 6.55%, 5/1/37

 770,660

 $

 24,802,333

 Movies & Entertainment - 0.2%

 8,300,000

 Time Warner, Inc., 4.7%, 1/15/21

 $

 9,230,115

 Total Media

 $

 34,032,448

 Retailing - 0.7%

 Internet Retail - 0.5%

 5,900,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 6,211,668

 375,000

 Expedia, Inc., 5.0%, 2/15/26 (144A)

 394,688

 3,800,000

 Expedia, Inc., 5.95%, 8/15/20

 4,284,884

 1,925,000

 The Priceline Group, Inc., 3.6%, 6/1/26

 2,018,316

 7,375,000

 The Priceline Group, Inc., 3.65%, 3/15/25

 7,734,649

 $

 20,644,205

 Home Improvement Retail - 0.1%

 4,520,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 4,693,654

 Automotive Retail - 0.1%

 3,800,000

 AutoZone, Inc., 2.5%, 4/15/21

 $

 3,870,156

 Total Retailing

 $

 29,208,015

 Food & Staples Retailing - 0.3%

 Drug Retail - 0.1%

 650,000

 CVS Health Corp., 2.25%, 8/12/19

 $

 662,222

 594,099

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 657,559

 1,317,625

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,532,077

 $

 2,851,858

 Food Retail - 0.2%

 1,635,000

 The Kroger Co., 1.5%, 9/30/19

 $

 1,632,256

 6,172,000

 The Kroger Co., 2.95%, 11/1/21

 6,434,736

 1,300,000

 The Kroger Co., 3.4%, 4/15/22

 1,378,972

 $

 9,445,964

 Total Food & Staples Retailing

 $

 12,297,822

 Food, Beverage & Tobacco - 1.0%

 Brewers - 0.1%

 4,350,000

 2.02

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21

 $

 4,464,575

 Distillers & Vintners - 0.2%

 9,100,000

 Pernod Ricard SA, 3.25%, 6/8/26 (144A)

 $

 9,243,616

 Packaged Foods & Meats - 0.5%

 9,100,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 $

 9,430,758

 8,315,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 8,834,737

 $

 18,265,495

 Tobacco - 0.2%

 7,275,000

 Reynolds American, Inc., 4.45%, 6/12/25

 $

 8,116,907

 Total Food, Beverage & Tobacco

 $

 40,090,593

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.3%

 11,300,000

 Becton Dickinson and Co., 3.734%, 12/15/24

 $

 12,254,986

 Health Care Facilities - 0.1%

 1,000,000

 HCA, Inc., 5.25%, 6/15/26

 $

 1,062,500

 2,400,000

 NYU Hospitals Center, 4.428%, 7/1/42

 2,569,450

 $

 3,631,950

 Total Health Care Equipment & Services

 $

 15,886,936

 Pharmaceuticals, Biotechnology & Life Sciences - 1.9%

 Biotechnology - 1.0%

 925,000

 AbbVie, Inc., 2.85%, 5/14/23

 $

 939,063

 8,430,000

 AbbVie, Inc., 3.6%, 5/14/25

 8,811,567

 8,035,000

 Amgen, Inc., 4.4%, 5/1/45

 8,440,157

 12,900,000

 Baxalta, Inc., 3.6%, 6/23/22

 13,552,585

 3,550,000

 Biogen, Inc., 3.625%, 9/15/22

 3,802,387

 4,275,000

 Biogen, Inc., 4.05%, 9/15/25

 4,654,402

 $

 40,200,161

 Pharmaceuticals - 0.6%

 3,150,000

 Johnson & Johnson, 4.375%, 12/5/33

 $

 3,778,501

 9,685,000

 Mylan NV, 3.95%, 6/15/26 (144A)

 9,757,996

 3,300,000

 Perrigo Finance Unlimited Co., 3.5%, 3/15/21

 3,413,058

 10,140,000

 Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23

 10,166,019

 $

 27,115,574

 Life Sciences Tools & Services - 0.3%

 894,000

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 941,427

 11,200,000

 Thermo Fisher Scientific, Inc., 3.0%, 4/15/23

 11,470,178

 $

 12,411,605

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 79,727,340

 Banks - 4.7%

 Diversified Banks - 4.2%

 6,485,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 6,856,208

 4,600,000

 9.00

 Banco Bilbao Vizcaya Argentaria SA, Floating Rate Note, 12/31/49 (Perpetual)

 4,710,630

 1,150,000

 Bank of America Corp., 4.2%, 8/26/24

 1,217,786

 3,950,000

 6.10

 Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)

 4,117,875

 4,450,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 4,730,350

 2,565,000

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 2,682,118

 5,250,000

 Barclays Plc, 3.65%, 3/16/25

 5,179,724

 3,000,000

 Barclays Plc, 4.375%, 1/12/26

 3,103,917

 2,400,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,517,000

 3,815,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,163,119

 9,350,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 9,623,787

 3,860,000

 BPCE SA, 4.875%, 4/1/26 (144A)

 4,014,446

 3,044,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 3,153,371

 4,485,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 4,641,975

 8,176,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 8,799,420

 3,435,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 3,759,185

 6,425,000

 Cooperatieve Rabobank UA, 3.95%, 11/9/22

 6,735,180

 9,525,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 10,096,500

 7,300,000

 7.88

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 7,296,934

 11,200,000

 Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22

 11,441,730

 1,305,000

 HSBC Bank Plc, 7.65%, 5/1/25

 1,642,395

 3,940,000

 HSBC Holdings Plc, 4.25%, 3/14/24

 4,064,082

 4,525,000

 6.88

 HSBC Holdings Plc, Floating Rate Note, 12/31/49 (Perpetual)

 4,705,425

 8,166,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 7,915,916

 8,125,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)

 7,109,375

 5,125,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 5,391,884

 840,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 967,320

 4,500,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,861,634

 5,600,000

 6.12

 Nordea Bank AB, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 5,446,000

 3,500,000

 Royal Bank of Scotland Group Plc, 4.8%, 4/5/26

 3,599,498

 8,075,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 7,408,812

 925,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 905,344

 210,526

 3.60

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 210,436

 2,600,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 2,652,000

 4,800,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 4,787,242

 3,540,000

 Wells Fargo Bank NA, 6.0%, 11/15/17

 3,721,216

 $

 174,229,834

 Regional Banks - 0.4%

 7,000,000

 Credit Suisse AG New York NY, 1.75%, 1/29/18

 $

 7,001,113

 7,378,000

 KeyCorp, 5.1%, 3/24/21

 8,328,921

 1,435,000

 PNC Bank NA, 6.0%, 12/7/17

 1,509,705

 1,025,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,030,196

 $

 17,869,935

 Thrifts & Mortgage Finance - 0.1%

 2,300,000

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,344,933

 Total Banks

 $

 194,444,702

 Diversified Financials - 3.2%

 Other Diversified Financial Services - 0.4%

 5,930,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 6,435,343

 1,392,000

 General Electric Co., 5.3%, 2/11/21

 1,594,977

 7,189,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49 (Perpetual)

 7,934,859

 1,250,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)

 1,276,134

 $

 17,241,313

 Specialized Finance - 0.5%

 3,200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 $

 3,398,400

 2,980,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,311,614

 2,000,000

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,110,712

 11,625,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 11,956,522

 $

 20,777,248

 Consumer Finance - 0.9%

 2,250,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 2,306,250

 5,050,000

 Ally Financial, Inc., 5.125%, 9/30/24

 5,353,000

 1,125,000

 Ally Financial, Inc., 5.75%, 11/20/25

 1,177,031

 7,695,000

 American Honda Finance Corp., 1.2%, 7/14/17

 7,688,282

 1,465,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,718,074

 6,650,000

 Capital One Financial Corp., 3.75%, 4/24/24

 7,060,179

 2,300,000

 General Motors Financial Co, Inc., 3.7%, 11/24/20

 2,393,454

 6,525,000

 General Motors Financial Co, Inc., 4.0%, 1/15/25

 6,586,635

 2,245,000

 Hyundai Capital America, 1.45%, 2/6/17 (144A)

 2,246,976

 3,125,000

 Hyundai Capital America, 2.0%, 3/19/18 (144A)

 3,142,750

 $

 39,672,631

 Asset Management & Custody Banks - 0.6%

 1,725,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 $

 1,884,632

 6,838,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 8,526,323

 733,000

 Eaton Vance Corp., 6.5%, 10/2/17

 769,040

 7,475,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 7,883,733

 2,400,000

 Legg Mason, Inc., 3.95%, 7/15/24

 2,455,306

 2,175,000

 Legg Mason, Inc., 4.75%, 3/15/26

 2,350,074

 $

 23,869,108

 Investment Banking & Brokerage - 0.5%

 1,650,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 1,679,111

 2,730,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 3,018,132

 5,100,000

 Morgan Stanley, 4.1%, 5/22/23

 5,392,031

 300,000

 Morgan Stanley, 4.875%, 11/1/22

 330,889

 2,900,000

 5.55

 Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)

 2,961,625

 643,000

 North American Development Bank, 2.3%, 10/10/18

 656,942

 4,400,000

 UBS AG, 7.625%, 8/17/22

 5,126,000

 $

 19,164,730

 Diversified Capital Markets - 0.3%

 4,031,000

 GE Capital International Funding Co Unlimited Co., 2.342%, 11/15/20

 $

 4,140,196

 6,900,000

 2.49

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 6,934,141

 $

 11,074,337

 Total Diversified Financials

 $

 131,799,367

 Insurance - 4.9%

 Insurance Brokers - 0.1%

 5,000,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 5,201,195

 Life & Health Insurance - 0.7%

 7,000,000

 Aflac, Inc., 3.625%, 11/15/24

 $

 7,527,653

 2,425,000

 Principal Life Global Funding II, 1.5%, 4/18/19 (144A)

 2,422,034

 4,250,000

 Protective Life Corp., 7.375%, 10/15/19

 4,900,734

 1,090,000

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,220,841

 1,500,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,618,200

 1,800,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,985,850

 6,980,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 9,489,401

 $

 29,164,713

 Multi-line Insurance - 0.4%

 5,985,000

 AIG, 3.875%, 1/15/35

 $

 5,868,676

 2,335,000

 AXA SA, 8.6%, 12/15/30

 3,292,350

 5,325,000

 Liberty Mutual Insurance Co., 7.697%, 10/15/97 (Perpetual) (144A)

 6,928,480

 $

 16,089,506

 Property & Casualty Insurance - 0.6%

 9,000,000

 CNA Financial Corp., 4.5%, 3/1/26

 $

 9,746,145

 1,850,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 2,122,942

 5,573,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 6,478,612

 7,300,000

 The Hanover Insurance Group, Inc., 4.5%, 4/15/26

 7,586,802

 $

 25,934,501

 Reinsurance - 3.1%

 450,000

 4.05

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 463,095

 2,750,000

 5.78

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 2,850,375

 500,000

 3.11

 Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)

 504,700

 900,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 43,740

 750,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (f)(g)

 770,250

 500,000

 3.84

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 507,700

 2,000,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f)(g)

 2,081,800

 800,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)

 24,000

 1,200,000

 N/A

 Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)

 1,249,560

 1,350,000

 5.50

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)

 1,412,100

 2,350,000

 6.85

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 2,406,165

 3,600,000

 Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 3,863,880

 3,000,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 61,200

 250,000

 4.68

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 251,600

 550,000

 4.28

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 552,970

 1,900,000

 Denning 2016 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (f)(g)

 1,874,920

 925,000

 Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A) (f)(g)

 1,016,852

 2,155

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (f)(g)

 37,514

 2,475,000

 Eden Re II, Variable Rate Notes, 4/23/19 (f)(g)

 2,724,232

 1,200,000

 7.69

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 1,214,040

 3,500,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (f)(g)

 3,946,950

 2,800,000

 2.42

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 2,768,360

 5,100,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (f)(g)

 5,416,710

 700,000

 4.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 709,450

 3,000,000

 6.87

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 3,098,100

 1,500,000

 9.46

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,566,750

 3,700,000

 5.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 3,788,060

 350,000

 4.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 356,860

 3,600,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (f)(g)

 3,432,960

 1,000,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (f)(g)

 982,600

 250,000

 10.03

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 259,800

 4,000,000

 3.75

 Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 4,096,000

 1,300,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 91,000

 4,050,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f)(g)

 4,196,610

 2,000,000

 Madison Re, Variable Rate Notes, 3/31/19 (f)(g)

 2,068,800

 1,000,000

 2.26

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 999,000

 1,800,000

 9.03

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 1,826,640

 2,100,000

 Nairn 2016 Segregated Account (Artex), Variable Rate Notes, 8/29/17 (f)(g)

 1,979,880

 3,600,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 141,120

 4,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)

 417,600

 3,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (f)(g)

 3,143,700

 2,000,000

 Pangaea Re, Variable Rate Notes, 12/20/16 (f)(g)

 1,965,200

 4,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 4,879,350

 2,000,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)(g)

 36,000

 3,200,000

 4.59

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 3,273,920

 2,000,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (f)(g)

 1,926,400

 1,000,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)

 74,900

 2,000,000

 6.24

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 2,053,600

 2,800,000

 4.82

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,808,400

 1,650,000

 6.06

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,656,765

 600,000

 9.56

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 628,500

 3,600,000

 0.00

 Resilience Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond)

 3,494,880

 1,800,000

 0.00

 Resilience Re, Ltd., Floating Rate Note, 6/12/17 (Cat Bond)

 1,772,280

 1,799,960

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond)

 1,799,960

 2,550,000

 3.26

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 2,579,580

 1,250,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,260,000

 1,200,000

 3.76

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,206,720

 2,000,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 2,015,200

 2,400,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (Cat Bond)

 2,521,680

 400,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (Cat Bond) (144A)

 422,840

 1,100,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (Cat Bond) (144A)

 1,216,490

 1,711

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (Cat Bond) (144A)

 25,488

 12,500

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (Cat Bond) (144A)

 280,585

 2,000,000

 Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (f)(g)

 1,921,400

 1,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f)(g)

 24,700

 1,700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f)(g)

 1,797,240

 1,300,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)

 25,610

 2,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (f)(g)

 2,137,400

 500,000

 5.00

 Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)

 505,550

 4,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 4,291,600

 2,500,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/17 (f)(g)

 56,500

 500,000

 2.75

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 499,850

 1,750,000

 1.96

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 1,734,950

 2,900,000

 2.26

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 2,902,610

 1,000,000

 2.76

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 1,014,400

 1,400,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,438,500

 $

 125,446,691

 Total Insurance

 $

 201,836,606

 Real Estate - 1.6%

 Office REIT - 1.0%

 1,225,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 1,243,528

 1,093,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 1,145,874

 1,350,000

 Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27

 1,412,425

 3,095,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 3,366,967

 5,335,000

 Boston Properties LP, 3.65%, 2/1/26

 5,642,547

 1,475,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 1,562,726

 2,175,000

 Duke Realty LP, 3.625%, 4/15/23

 2,280,640

 7,050,000

 Duke Realty LP, 3.75%, 12/1/24

 7,461,981

 9,125,000

 Essex Portfolio LP, 3.5%, 4/1/25

 9,417,712

 2,032,000

 Highwoods Realty LP, 3.2%, 6/15/21

 2,096,376

 3,325,000

 Highwoods Realty LP, 3.625%, 1/15/23

 3,407,962

 2,437,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,400,218

 3,800,000

 Ventas Realty LP, 3.125%, 6/15/23

 3,877,026

 $

 45,315,982

 Health Care REIT - 0.3%

 4,660,000

 Healthcare Realty Trust, Inc., 3.875%, 5/1/25

 $

 4,813,542

 605,000

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 687,258

 6,465,000

 Healthcare Trust of America Holdings LP, 3.5%, 8/1/26

 6,549,950

 $

 12,050,750

 Residential REIT - 0.2%

 8,750,000

 UDR, Inc., 4.0%, 10/1/25

 $

 9,434,591

 Total Real Estate

 $

 66,801,323

 Software & Services - 0.8%

 Data Processing & Outsourced Services - 0.2%

 3,000,000

 Cardtronics, Inc., 5.125%, 8/1/22

 $

 3,067,500

 4,550,000

 Visa, Inc., 2.2%, 12/14/20

 4,666,348

 $

 7,733,848

 Application Software - 0.2%

 8,100,000

 Adobe Systems, Inc., 3.25%, 2/1/25

 $

 8,530,612

 Systems Software - 0.4%

 5,225,000

 Microsoft Corp., 2.0%, 8/8/23

 $

 5,218,014

 10,600,000

 Oracle Corp., 2.5%, 5/15/22

 10,880,720

 $

 16,098,734

 Total Software & Services

 $

 32,363,194

 Technology Hardware & Equipment - 0.6%

 Communications Equipment - 0.1%

 3,840,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 3,796,800

 Computer Hardware Storage & Peripherals - 0.2%

 4,600,000

 NCR Corp., 4.625%, 2/15/21

 $

 4,646,000

 1,425,000

 NCR Corp., 6.375%, 12/15/23

 1,506,938

 $

 6,152,938

 Electronic Components - 0.2%

 8,412,000

 Amphenol Corp., 3.125%, 9/15/21

 $

 8,732,169

 Electronic Manufacturing Services - 0.1%

 5,500,000

 Flex, Ltd., 4.75%, 6/15/25

 $

 5,855,734

 Total Technology Hardware & Equipment

 $

 24,537,641

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 11,075,000

 Intel Corp., 4.8%, 10/1/41

 $

 13,045,996

 Total Semiconductors & Semiconductor Equipment

 $

 13,045,996

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.3%

 6,200,000

 AT&T, Inc., 3.8%, 3/15/22

 $

 6,640,752

 9,690,000

 AT&T, Inc., 3.95%, 1/15/25

 10,286,003

 2,250,000

 AT&T, Inc., 4.75%, 5/15/46

 2,354,524

 1,895,000

 CenturyLink, Inc., 7.5%, 4/1/24

 2,022,912

 1,445,000

 Frontier Communications Corp., 10.5%, 9/15/22

 1,531,700

 4,300,000

 Frontier Communications Corp., 7.125%, 1/15/23

 4,009,750

 130,000

 Frontier Communications Corp., 8.875%, 9/15/20

 140,238

 4,800,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 4,781,280

 2,750,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 2,846,437

 1,500,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 1,480,650

 5,100,000

 Verizon Communications, Inc., 5.15%, 9/15/23

 5,941,128

 7,254,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 9,808,025

 $

 51,843,399

 Wireless Telecommunication Services - 0.3%

 3,015,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 3,295,232

 1,625,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,800,905

 2,900,000

 SBA Tower Trust, 2.877%, 7/15/21 (144A)

 2,949,157

 3,585,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 3,835,950

 $

 11,881,244

 Total Telecommunication Services

 $

 63,724,643

 Utilities - 2.6%

 Electric Utilities - 2.0%

 980,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,024,288

 475,714

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 494,928

 4,250,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 4,602,304

 2,150,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 2,101,840

 3,365,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,691,839

 2,320,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,711,500

 4,250,000

 Exelon Corp., 2.85%, 6/15/20

 4,406,766

 507,799

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 518,097

 4,475,000

 Iberdrola International BV, 6.75%, 7/15/36

 5,942,894

 2,725,000

 Indiana Michigan Power Co., 4.55%, 3/15/46

 3,066,974

 5,450,000

 Israel Electric Corp, Ltd., 5.0%, 11/12/24

 5,981,375

 1,925,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,136,750

 610,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 744,969

 910,000

 Nevada Power Co., 6.5%, 8/1/18

 993,660

 6,215,000

 NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19

 6,313,607

 420,612

 OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 412,200

 8,300,000

 PPL Capital Funding, Inc., 3.1%, 5/15/26

 8,436,958

 2,690,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 2,954,244

 4,871,380

 Southern California Edison Co., 1.845%, 2/1/22

 4,886,136

 5,425,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 6,021,750

 10,800,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 10,807,160

 3,731,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 2,994,128

 $

 81,244,367

 Gas Utilities - 0.1%

 2,125,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 1,965,625

 2,113,073

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,527,024

 $

 4,492,649

 Multi-Utilities - 0.4%

 7,800,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 8,935,508

 5,055,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 5,252,590

 189,678

 Ormat Funding Corp., 8.25%, 12/30/20

 187,782

 2,475,000

 San Diego Gas & Electric Co., 1.914%, 2/1/22

 2,472,443

 $

 16,848,323

 Independent Power Producers & Energy Traders - 0.1%

 505,994

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 517,690

 1,187,118

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 1,253,987

 750,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 763,125

 350,000

 NRG Energy, Inc., 7.875%, 5/15/21

 365,750

 2,069,549

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,150,845

 $

 5,051,397

 Total Utilities

 $

 107,636,736

 TOTAL CORPORATE BONDS

 (Cost $1,420,854,110)

 $

 1,479,983,245

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.9%

 299,728

 Fannie Mae, 2.5%, 12/1/42

 $

 303,774

 3,013,373

 Fannie Mae, 2.5%, 2/1/43

 3,054,037

 1,680,882

 Fannie Mae, 2.5%, 7/1/30

 1,745,728

 1,691,329

 Fannie Mae, 2.5%, 7/1/30

 1,755,123

 2,792,877

 Fannie Mae, 2.5%, 7/1/30

 2,900,567

 3,674,416

 Fannie Mae, 3.0%, 10/1/30

 3,874,851

 19,835,000

 Fannie Mae, 3.0%, 10/13/16 (TBA)

 20,615,228

 3,900,000

 Fannie Mae, 3.0%, 10/18/16 (TBA)

 4,094,391

 1,570,117

 Fannie Mae, 3.0%, 12/1/42

 1,642,158

 2,896,447

 Fannie Mae, 3.0%, 2/1/43

 3,029,312

 1,135,655

 Fannie Mae, 3.0%, 3/1/45

 1,187,321

 9,656,386

 Fannie Mae, 3.0%, 5/1/30

 10,140,538

 8,239,434

 Fannie Mae, 3.0%, 5/1/31

 8,710,852

 814,807

 Fannie Mae, 3.0%, 5/1/43

 852,157

 11,555,519

 Fannie Mae, 3.0%, 5/1/43

 12,036,656

 728,601

 Fannie Mae, 3.0%, 5/1/46

 764,162

 1,163,414

 Fannie Mae, 3.0%, 5/1/46

 1,216,614

 8,003,190

 Fannie Mae, 3.0%, 6/1/45

 8,385,549

 2,616,332

 Fannie Mae, 3.0%, 7/1/30

 2,747,510

 789,416

 Fannie Mae, 3.0%, 7/1/43

 822,304

 19,305,238

 Fannie Mae, 3.0%, 8/1/42

 20,116,112

 1,889,626

 Fannie Mae, 3.0%, 8/1/43

 1,968,434

 4,711,180

 Fannie Mae, 3.0%, 9/1/28

 4,978,805

 5,374,777

 Fannie Mae, 3.0%, 9/1/42

 5,619,716

 5,319,703

 Fannie Mae, 3.0%, 9/1/43

 5,540,925

 5,335,000

 Fannie Mae, 3.0%, 9/1/46

 5,549,852

 7,404,705

 Fannie Mae, 3.5%, 1/1/46

 7,819,340

 9,036,012

 Fannie Mae, 3.5%, 1/1/46

 9,532,166

 695,805

 Fannie Mae, 3.5%, 10/1/41

 747,943

 1,937,116

 Fannie Mae, 3.5%, 10/1/45

 2,056,384

 97,103,021

 Fannie Mae, 3.5%, 10/13/16 (TBA)

 102,458,839

 1,439,064

 Fannie Mae, 3.5%, 11/1/40

 1,524,554

 287,444

 Fannie Mae, 3.5%, 11/1/42

 307,303

 14,422,545

 Fannie Mae, 3.5%, 11/1/45

 15,532,199

 1,436,242

 Fannie Mae, 3.5%, 12/1/26

 1,515,697

 659,455

 Fannie Mae, 3.5%, 12/1/42

 705,008

 677,144

 Fannie Mae, 3.5%, 12/1/42

 723,721

 2,953,167

 Fannie Mae, 3.5%, 12/1/45

 3,115,321

 3,426,795

 Fannie Mae, 3.5%, 12/1/45

 3,614,955

 5,889,604

 Fannie Mae, 3.5%, 12/1/45

 6,213,742

 2,769,082

 Fannie Mae, 3.5%, 2/1/29

 2,919,352

 7,000,901

 Fannie Mae, 3.5%, 2/1/44

 7,385,311

 3,974,975

 Fannie Mae, 3.5%, 2/1/46

 4,193,235

 6,498,295

 Fannie Mae, 3.5%, 2/1/46

 6,855,107

 2,380,376

 Fannie Mae, 3.5%, 3/1/46

 2,511,997

 1,041,205

 Fannie Mae, 3.5%, 4/1/26

 1,098,792

 8,952,755

 Fannie Mae, 3.5%, 4/1/45

 9,444,338

 5,344,552

 Fannie Mae, 3.5%, 4/1/46

 5,638,014

 3,043,476

 Fannie Mae, 3.5%, 5/1/46

 3,248,180

 3,541,379

 Fannie Mae, 3.5%, 6/1/28

 3,737,267

 3,527,329

 Fannie Mae, 3.5%, 7/1/42

 3,732,621

 4,127,558

 Fannie Mae, 3.5%, 7/1/45

 4,354,196

 13,265,123

 Fannie Mae, 3.5%, 7/1/46

 14,011,873

 3,756,572

 Fannie Mae, 3.5%, 8/1/42

 3,978,495

 2,466,143

 Fannie Mae, 3.5%, 8/1/45

 2,601,556

 3,584,787

 Fannie Mae, 3.5%, 8/1/45

 3,785,293

 9,651,643

 Fannie Mae, 3.5%, 8/1/45

 10,395,334

 9,545,073

 Fannie Mae, 3.5%, 8/1/46

 10,097,099

 562,572

 Fannie Mae, 3.5%, 9/1/26

 594,786

 3,867,813

 Fannie Mae, 3.5%, 9/1/44

 4,082,205

 6,340,506

 Fannie Mae, 3.5%, 9/1/45

 6,688,653

 9,722,216

 Fannie Mae, 3.5%, 9/1/45

 10,260,039

 1,218,595

 Fannie Mae, 3.763%, 12/1/20

 1,315,465

 519,752

 Fannie Mae, 4.0%, 1/1/42

 558,912

 4,200,643

 Fannie Mae, 4.0%, 1/1/42

 4,512,768

 162,264

 Fannie Mae, 4.0%, 1/1/44

 174,320

 117,039

 Fannie Mae, 4.0%, 1/1/45

 125,735

 263,758

 Fannie Mae, 4.0%, 1/1/45

 283,356

 570,637

 Fannie Mae, 4.0%, 1/1/45

 613,038

 3,192,600

 Fannie Mae, 4.0%, 1/1/46

 3,432,202

 2,069,403

 Fannie Mae, 4.0%, 10/1/41

 2,233,147

 3,991,025

 Fannie Mae, 4.0%, 10/1/45

 4,289,829

 6,221,764

 Fannie Mae, 4.0%, 10/1/45

 6,688,859

 6,872,767

 Fannie Mae, 4.0%, 10/1/45

 7,388,710

 41,570,000

 Fannie Mae, 4.0%, 10/13/16 (TBA)

 44,645,532

 126,814

 Fannie Mae, 4.0%, 11/1/44

 136,237

 178,960

 Fannie Mae, 4.0%, 11/1/44

 192,258

 355,527

 Fannie Mae, 4.0%, 11/1/44

 381,944

 7,810,699

 Fannie Mae, 4.0%, 11/1/44

 8,391,067

 134,295

 Fannie Mae, 4.0%, 11/1/45

 144,369

 5,264,259

 Fannie Mae, 4.0%, 11/1/45

 5,659,467

 1,521,905

 Fannie Mae, 4.0%, 12/1/40

 1,680,260

 1,604,666

 Fannie Mae, 4.0%, 12/1/41

 1,723,899

 5,179,133

 Fannie Mae, 4.0%, 12/1/43

 5,640,845

 75,991

 Fannie Mae, 4.0%, 12/1/44

 81,638

 675,570

 Fannie Mae, 4.0%, 12/1/44

 725,767

 8,209,035

 Fannie Mae, 4.0%, 2/1/42

 8,848,872

 7,833,119

 Fannie Mae, 4.0%, 2/1/44

 8,415,153

 57,270

 Fannie Mae, 4.0%, 2/1/45

 61,526

 284,947

 Fannie Mae, 4.0%, 2/1/45

 306,120

 585,720

 Fannie Mae, 4.0%, 2/1/45

 629,241

 7,998,368

 Fannie Mae, 4.0%, 2/1/46

 8,612,501

 1,486,472

 Fannie Mae, 4.0%, 3/1/42

 1,611,300

 401,803

 Fannie Mae, 4.0%, 4/1/25

 426,469

 3,495,081

 Fannie Mae, 4.0%, 4/1/39

 3,760,686

 947,834

 Fannie Mae, 4.0%, 4/1/41

 1,031,931

 1,314,693

 Fannie Mae, 4.0%, 4/1/41

 1,416,736

 449,071

 Fannie Mae, 4.0%, 4/1/42

 482,438

 775,813

 Fannie Mae, 4.0%, 4/1/42

 835,627

 3,196,616

 Fannie Mae, 4.0%, 4/1/42

 3,445,194

 1,957,844

 Fannie Mae, 4.0%, 4/1/46

 2,104,984

 1,051,499

 Fannie Mae, 4.0%, 5/1/41

 1,129,630

 8,113,042

 Fannie Mae, 4.0%, 5/1/46

 8,726,916

 189,421

 Fannie Mae, 4.0%, 6/1/42

 204,204

 589,838

 Fannie Mae, 4.0%, 6/1/42

 633,665

 133,008

 Fannie Mae, 4.0%, 6/1/44

 142,891

 183,166

 Fannie Mae, 4.0%, 6/1/44

 196,776

 11,372

 Fannie Mae, 4.0%, 7/1/18

 11,737

 233,140

 Fannie Mae, 4.0%, 7/1/42

 251,395

 4,542,816

 Fannie Mae, 4.0%, 7/1/42

 4,949,793

 454,264

 Fannie Mae, 4.0%, 7/1/44

 488,018

 7,588,068

 Fannie Mae, 4.0%, 7/1/44

 8,151,893

 7,749,184

 Fannie Mae, 4.0%, 7/1/46

 8,337,879

 10,521,024

 Fannie Mae, 4.0%, 8/1/42

 11,342,688

 313,545

 Fannie Mae, 4.0%, 8/1/44

 336,843

 347,209

 Fannie Mae, 4.0%, 8/1/44

 373,008

 1,942,767

 Fannie Mae, 4.0%, 8/1/44

 2,087,123

 6,000,223

 Fannie Mae, 4.0%, 8/1/44

 6,446,390

 4,076,847

 Fannie Mae, 4.0%, 8/1/45

 4,418,966

 7,554,609

 Fannie Mae, 4.0%, 8/1/46

 8,137,800

 7,779,915

 Fannie Mae, 4.0%, 8/1/46

 8,380,504

 39,186

 Fannie Mae, 4.0%, 9/1/20

 40,460

 8,141,209

 Fannie Mae, 4.0%, 9/1/43

 8,746,135

 60,017

 Fannie Mae, 4.0%, 9/1/44

 64,477

 542,306

 Fannie Mae, 4.0%, 9/1/44

 582,602

 585,835

 Fannie Mae, 4.0%, 9/1/44

 629,365

 9,410,883

 Fannie Mae, 4.0%, 9/1/44

 10,198,611

 5,390,557

 Fannie Mae, 4.5%, 1/1/42

 5,907,495

 6,999,377

 Fannie Mae, 4.5%, 1/1/42

 7,678,160

 7,775,724

 Fannie Mae, 4.5%, 1/1/44

 8,517,626

 122,701

 Fannie Mae, 4.5%, 10/1/35

 134,408

 230,681

 Fannie Mae, 4.5%, 10/1/35

 253,234

 17,041

 Fannie Mae, 4.5%, 11/1/20

 17,580

 239,878

 Fannie Mae, 4.5%, 11/1/20

 249,152

 2,353,056

 Fannie Mae, 4.5%, 11/1/40

 2,581,667

 224,116

 Fannie Mae, 4.5%, 12/1/40

 247,259

 3,898,151

 Fannie Mae, 4.5%, 12/1/43

 4,331,977

 7,753,725

 Fannie Mae, 4.5%, 12/1/43

 8,493,528

 10,501,120

 Fannie Mae, 4.5%, 12/1/43

 11,503,059

 867,467

 Fannie Mae, 4.5%, 2/1/41

 951,544

 319,287

 Fannie Mae, 4.5%, 2/1/44

 349,751

 2,098,860

 Fannie Mae, 4.5%, 4/1/41

 2,307,303

 110,423

 Fannie Mae, 4.5%, 5/1/41

 121,146

 2,958,609

 Fannie Mae, 4.5%, 5/1/41

 3,252,324

 3,824,695

 Fannie Mae, 4.5%, 5/1/41

 4,205,056

 1,558,058

 Fannie Mae, 4.5%, 7/1/41

 1,706,717

 1,617,132

 Fannie Mae, 4.5%, 7/1/41

 1,783,003

 1,628,246

 Fannie Mae, 4.5%, 7/1/41

 1,790,709

 647,588

 Fannie Mae, 4.5%, 8/1/40

 710,328

 1,108,480

 Fannie Mae, 4.5%, 8/1/40

 1,218,574

 63,226

 Fannie Mae, 5.0%, 1/1/20

 66,125

 156,381

 Fannie Mae, 5.0%, 1/1/20

 160,693

 239,612

 Fannie Mae, 5.0%, 10/1/20

 251,118

 221,441

 Fannie Mae, 5.0%, 10/1/34

 242,418

 31,983

 Fannie Mae, 5.0%, 2/1/20

 32,906

 13,034

 Fannie Mae, 5.0%, 2/1/22

 13,994

 180,355

 Fannie Mae, 5.0%, 2/1/22

 191,946

 1,010,169

 Fannie Mae, 5.0%, 2/1/39

 1,134,296

 3,716,692

 Fannie Mae, 5.0%, 2/1/41

 4,137,022

 15,095,575

 Fannie Mae, 5.0%, 2/1/45

 16,781,690

 83,644

 Fannie Mae, 5.0%, 3/1/23

 88,941

 372,681

 Fannie Mae, 5.0%, 5/1/23

 399,600

 757,532

 Fannie Mae, 5.0%, 6/1/40

 844,283

 831,172

 Fannie Mae, 5.0%, 6/1/40

 924,519

 160,555

 Fannie Mae, 5.0%, 7/1/34

 174,930

 600,135

 Fannie Mae, 5.0%, 7/1/40

 666,228

 862,364

 Fannie Mae, 5.0%, 7/1/40

 957,115

 1,163,318

 Fannie Mae, 5.0%, 7/1/40

 1,292,995

 41,469

 Fannie Mae, 5.0%, 8/1/18

 42,613

 47,870

 Fannie Mae, 5.5%, 12/1/17

 48,629

 363,318

 Fannie Mae, 5.5%, 3/1/36

 412,542

 162,908

 Fannie Mae, 5.5%, 5/1/36

 184,356

 27,732

 Fannie Mae, 5.5%, 6/1/33

 31,501

 219,633

 Fannie Mae, 5.5%, 6/1/36

 248,689

 103,382

 Fannie Mae, 5.5%, 7/1/33

 117,454

 701,357

 Fannie Mae, 5.5%, 7/1/34

 796,695

 153,749

 Fannie Mae, 5.5%, 9/1/19

 159,718

 57,499

 Fannie Mae, 5.72%, 11/1/28

 59,553

 39,959

 Fannie Mae, 5.72%, 6/1/29

 40,370

 28,111

 Fannie Mae, 5.9%, 11/1/27

 28,282

 83,556

 Fannie Mae, 5.9%, 4/1/28

 87,892

 4,293

 Fannie Mae, 6.0%, 1/1/32

 4,973

 59,668

 Fannie Mae, 6.0%, 10/1/32

 69,221

 15,560

 Fannie Mae, 6.0%, 10/1/34

 17,944

 87,797

 Fannie Mae, 6.0%, 10/1/35

 100,505

 30,696

 Fannie Mae, 6.0%, 11/1/33

 35,425

 12,585

 Fannie Mae, 6.0%, 11/1/34

 14,544

 253,766

 Fannie Mae, 6.0%, 11/1/34

 292,509

 201,514

 Fannie Mae, 6.0%, 12/1/35

 231,262

 32,253

 Fannie Mae, 6.0%, 12/1/37

 36,960

 19,627

 Fannie Mae, 6.0%, 2/1/32

 22,718

 8,872

 Fannie Mae, 6.0%, 2/1/33

 10,156

 4,777

 Fannie Mae, 6.0%, 2/1/35

 5,514

 10,767

 Fannie Mae, 6.0%, 2/1/35

 12,391

 6,807

 Fannie Mae, 6.0%, 3/1/32

 7,887

 85,818

 Fannie Mae, 6.0%, 3/1/33

 99,482

 93,404

 Fannie Mae, 6.0%, 4/1/33

 107,562

 207,976

 Fannie Mae, 6.0%, 4/1/35

 240,950

 44,586

 Fannie Mae, 6.0%, 5/1/35

 51,206

 341,751

 Fannie Mae, 6.0%, 6/1/38

 396,226

 190,498

 Fannie Mae, 6.0%, 7/1/33

 220,639

 373,423

 Fannie Mae, 6.0%, 7/1/33

 429,791

 61,361

 Fannie Mae, 6.0%, 7/1/38

 70,373

 4,217

 Fannie Mae, 6.0%, 8/1/32

 4,882

 146,915

 Fannie Mae, 6.0%, 8/1/34

 170,646

 1,102

 Fannie Mae, 6.0%, 9/1/29

 1,275

 504

 Fannie Mae, 6.0%, 9/1/32

 584

 9,759

 Fannie Mae, 6.0%, 9/1/34

 11,171

 30,741

 Fannie Mae, 6.0%, 9/1/34

 35,498

 43,972

 Fannie Mae, 6.0%, 9/1/34

 50,417

 94,313

 Fannie Mae, 6.0%, 9/1/34

 108,626

 2,685

 Fannie Mae, 6.5%, 1/1/31

 3,093

 8,250

 Fannie Mae, 6.5%, 10/1/31

 9,503

 72,184

 Fannie Mae, 6.5%, 10/1/32

 83,146

 144,123

 Fannie Mae, 6.5%, 11/1/37

 167,187

 41,916

 Fannie Mae, 6.5%, 11/1/47

 46,854

 130,241

 Fannie Mae, 6.5%, 12/1/31

 150,019

 4,785

 Fannie Mae, 6.5%, 2/1/32

 5,512

 61,172

 Fannie Mae, 6.5%, 3/1/32

 70,462

 2,735

 Fannie Mae, 6.5%, 4/1/31

 3,151

 6,287

 Fannie Mae, 6.5%, 5/1/31

 7,241

 72,042

 Fannie Mae, 6.5%, 6/1/31

 82,983

 8,179

 Fannie Mae, 6.5%, 7/1/29

 9,421

 106,144

 Fannie Mae, 6.5%, 7/1/32

 122,361

 29,464

 Fannie Mae, 6.5%, 7/1/34

 33,938

 8,902

 Fannie Mae, 6.5%, 8/1/31

 10,254

 3,994

 Fannie Mae, 6.5%, 9/1/31

 4,600

 7,982

 Fannie Mae, 6.5%, 9/1/31

 9,240

 19,272

 Fannie Mae, 7.0%, 1/1/32

 23,437

 719

 Fannie Mae, 7.0%, 12/1/30

 765

 7,117

 Fannie Mae, 7.0%, 12/1/30

 8,153

 24,945

 Fannie Mae, 7.0%, 12/1/31

 26,683

 8,780

 Fannie Mae, 7.0%, 4/1/31

 10,571

 10,160

 Fannie Mae, 7.0%, 9/1/31

 11,784

 409,187

 Federal Home Loan Mortgage Corp., 2.5%, 1/1/30

 425,325

 240,084

 Federal Home Loan Mortgage Corp., 2.5%, 4/1/30

 249,573

 3,729,245

 Federal Home Loan Mortgage Corp., 3.0%, 10/1/29

 3,918,496

 1,502,766

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/30

 1,586,025

 8,126,373

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/42

 8,520,260

 19,815,000

 Federal Home Loan Mortgage Corp., 3.0%, 11/14/16 (TBA)

 20,544,517

 2,274,221

 Federal Home Loan Mortgage Corp., 3.0%, 2/1/43

 2,388,647

 2,691,229

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/43

 2,820,833

 2,019,012

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/45

 2,109,856

 5,602,813

 Federal Home Loan Mortgage Corp., 3.0%, 6/1/46

 5,857,959

 3,698,357

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/29

 3,907,584

 1,498,057

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/45

 1,558,125

 1,122,413

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/42

 1,176,813

 4,435,000

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/46

 4,612,832

 3,208,254

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/44

 3,384,249

 3,390,984

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/45

 3,620,724

 9,422,125

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/45

 9,938,995

 1,904,458

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 2,036,371

 153,562

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 161,986

 9,333,817

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45

 9,918,835

 8,577,826

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 9,048,380

 374,356

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/26

 395,752

 4,072,430

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 4,295,831

 4,764,192

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/46

 5,026,235

 2,025,170

 Federal Home Loan Mortgage Corp., 3.5%, 4/1/42

 2,143,014

 1,005,582

 Federal Home Loan Mortgage Corp., 3.5%, 4/1/45

 1,060,745

 7,837,333

 Federal Home Loan Mortgage Corp., 3.5%, 5/1/46

 8,278,172

 9,238,468

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 9,745,263

 251,394

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/45

 269,276

 3,439,805

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 3,641,889

 1,049,337

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/44

 1,106,900

 11,455,323

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 12,197,028

 734,526

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/44

 785,196

 2,300,410

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 2,467,342

 12,175,188

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41

 13,412,861

 144,195

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/42

 154,674

 2,141,318

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 2,297,739

 7,073,384

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/45

 7,599,232

 621,729

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 672,884

 7,268,515

 Federal Home Loan Mortgage Corp., 4.0%, 3/1/46

 7,806,655

 1,924,034

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/45

 2,063,654

 6,843,989

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 7,340,630

 288,013

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/46

 309,336

 611,078

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/46

 656,321

 489,971

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/42

 527,161

 6,310,256

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 6,768,167

 5,452,594

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/46

 5,868,006

 157,153

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/42

 169,347

 1,413,566

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,529,649

 1,804,126

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,952,245

 2,117,535

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 2,291,636

 9,033,690

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 9,689,229

 3,665,756

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 3,931,766

 8,906,977

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 9,607,543

 233,093

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 243,943

 3,777,208

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 4,144,756

 239,390

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 261,993

 100,181

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 104,291

 2,254,586

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 2,477,520

 5,938,484

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 6,515,992

 617,790

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 649,386

 411,650

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 455,834

 14,679

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 16,442

 18,745

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 19,926

 169,171

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 187,329

 422,239

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 467,560

 13,820

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 15,593

 23,000

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 26,130

 121,169

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 138,106

 32,710

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 36,698

 112,520

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 115,623

 1,419,889

 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41

 1,605,945

 191,067

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 216,852

 250,153

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 284,629

 48,675

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 55,533

 101,308

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 116,842

 33,450

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 38,802

 36,481

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 41,619

 94,040

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 107,733

 20,296

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 23,539

 40,804

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 47,216

 9,122

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 10,408

 117,559

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 134,129

 122,838

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 140,152

 44,583

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 51,428

 4,756

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 5,513

 57,224

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 66,373

 37,439

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 42,714

 174,255

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 202,102

 34,336

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 39,172

 226,097

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 262,051

 10,043

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 10,127

 147,789

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 168,868

 506,482

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 586,185

 86,439

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 98,602

 110,330

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 125,887

 15,197

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 17,576

 53,049

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 60,513

 100,495

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 114,635

 6,658

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 7,595

 127,608

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 147,809

 119,475

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 138,568

 163

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 186

 270

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 310

 39,220

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 46,823

 342

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 391

 3,483

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 3,990

 492

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 563

 5,699

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 6,529

 5,331

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 6,108

 8,680

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 9,956

 214

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 245

 12,022

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 13,871

 840

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,000

 4,111

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 4,710

 74,684

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 85,116

 2,905

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 3,508

 3,569

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 3,580

 12,512

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 12,553

 104,013

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 109,790

 617,154

 Federal National Mortgage Association, 3.0%, 12/1/21

 648,097

 1,644,143

 Federal National Mortgage Association, 3.0%, 4/1/31

 1,728,320

 7,978,616

 Federal National Mortgage Association, 3.5%, 7/1/46

 8,440,054

 6,952,330

 Federal National Mortgage Association, 4.0%, 10/1/45

 7,468,917

 367,697

 Federal National Mortgage Association, 4.0%, 11/1/34

 398,717

 937,001

 Federal National Mortgage Association, 5.0%, 8/1/40

 1,042,062

 893,009

 Government National Mortgage Association I, 3.5%, 1/15/44

 960,568

 14,909,249

 Government National Mortgage Association I, 3.5%, 1/15/45

 15,848,758

 30,710,000

 Government National Mortgage Association I, 3.5%, 10/21/15 (TBA)

 32,647,368

 9,943,973

 Government National Mortgage Association I, 3.5%, 7/15/42

 10,572,635

 28,744

 Government National Mortgage Association I, 4.0%, 1/15/41

 30,901

 106,115

 Government National Mortgage Association I, 4.0%, 1/15/41

 114,404

 535,836

 Government National Mortgage Association I, 4.0%, 1/15/45

 581,539

 2,106,901

 Government National Mortgage Association I, 4.0%, 1/15/45

 2,263,731

 2,276,364

 Government National Mortgage Association I, 4.0%, 1/15/45

 2,445,808

 3,347,059

 Government National Mortgage Association I, 4.0%, 1/15/45

 3,598,431

 8,636

 Government National Mortgage Association I, 4.0%, 10/15/40

 9,297

 5,661

 Government National Mortgage Association I, 4.0%, 10/15/41

 6,085

 8,273

 Government National Mortgage Association I, 4.0%, 10/15/41

 8,904

 201,092

 Government National Mortgage Association I, 4.0%, 10/15/44

 216,187

 11,996

 Government National Mortgage Association I, 4.0%, 11/15/40

 12,895

 54,684

 Government National Mortgage Association I, 4.0%, 11/15/40

 58,835

 4,333

 Government National Mortgage Association I, 4.0%, 11/15/41

 4,655

 5,938

 Government National Mortgage Association I, 4.0%, 11/15/41

 6,393

 26,244

 Government National Mortgage Association I, 4.0%, 11/15/43

 28,413

 833,216

 Government National Mortgage Association I, 4.0%, 11/15/44

 895,620

 8,488

 Government National Mortgage Association I, 4.0%, 12/15/41

 9,156

 2,764,663

 Government National Mortgage Association I, 4.0%, 12/15/44

 2,970,768

 11,025

 Government National Mortgage Association I, 4.0%, 2/15/41

 11,853

 34,875

 Government National Mortgage Association I, 4.0%, 2/15/42

 37,591

 295,417

 Government National Mortgage Association I, 4.0%, 2/15/42

 317,585

 2,077,399

 Government National Mortgage Association I, 4.0%, 2/15/45

 2,232,032

 2,769,931

 Government National Mortgage Association I, 4.0%, 2/15/45

 2,977,618

 21,586

 Government National Mortgage Association I, 4.0%, 3/15/44

 23,193

 578,808

 Government National Mortgage Association I, 4.0%, 3/15/44

 621,892

 1,290,818

 Government National Mortgage Association I, 4.0%, 3/15/44

 1,386,901

 5,349,272

 Government National Mortgage Association I, 4.0%, 3/15/44

 5,747,451

 279,629

 Government National Mortgage Association I, 4.0%, 3/15/45

 300,509

 3,345,856

 Government National Mortgage Association I, 4.0%, 3/15/45

 3,596,301

 9,714

 Government National Mortgage Association I, 4.0%, 4/15/44

 10,437

 46,973

 Government National Mortgage Association I, 4.0%, 4/15/44

 50,470

 3,666,750

 Government National Mortgage Association I, 4.0%, 4/15/44

 3,939,688

 7,931

 Government National Mortgage Association I, 4.0%, 5/15/39

 8,524

 3,135,314

 Government National Mortgage Association I, 4.0%, 5/15/45

 3,370,782

 6,165

 Government National Mortgage Association I, 4.0%, 6/15/39

 6,624

 89,596

 Government National Mortgage Association I, 4.0%, 6/15/41

 96,584

 194,478

 Government National Mortgage Association I, 4.0%, 7/15/41

 209,353

 906,059

 Government National Mortgage Association I, 4.0%, 7/15/45

 975,284

 9,541

 Government National Mortgage Association I, 4.0%, 8/15/40

 10,258

 376,860

 Government National Mortgage Association I, 4.0%, 8/15/40

 406,396

 1,566,055

 Government National Mortgage Association I, 4.0%, 8/15/43

 1,682,679

 603,853

 Government National Mortgage Association I, 4.0%, 8/15/44

 648,806

 821,323

 Government National Mortgage Association I, 4.0%, 8/15/45

 888,828

 8,477

 Government National Mortgage Association I, 4.0%, 9/15/40

 9,108

 99,671

 Government National Mortgage Association I, 4.0%, 9/15/40

 107,184

 6,695

 Government National Mortgage Association I, 4.0%, 9/15/41

 7,197

 595,135

 Government National Mortgage Association I, 4.0%, 9/15/41

 641,570

 90,993

 Government National Mortgage Association I, 4.0%, 9/15/44

 97,775

 361,440

 Government National Mortgage Association I, 4.0%, 9/15/44

 388,383

 457,859

 Government National Mortgage Association I, 4.0%, 9/15/44

 492,008

 869,640

 Government National Mortgage Association I, 4.0%, 9/15/44

 934,372

 3,737,169

 Government National Mortgage Association I, 4.0%, 9/15/44

 4,015,349

 480,538

 Government National Mortgage Association I, 4.5%, 1/15/40

 537,579

 163,663

 Government National Mortgage Association I, 4.5%, 10/15/33

 180,872

 199,594

 Government National Mortgage Association I, 4.5%, 10/15/33

 222,138

 145,023

 Government National Mortgage Association I, 4.5%, 10/15/35

 160,840

 18,728

 Government National Mortgage Association I, 4.5%, 12/15/19

 19,431

 1,076,007

 Government National Mortgage Association I, 4.5%, 12/15/39

 1,189,307

 36,290

 Government National Mortgage Association I, 4.5%, 2/15/34

 40,251

 16,524

 Government National Mortgage Association I, 4.5%, 3/15/35

 18,251

 60,343

 Government National Mortgage Association I, 4.5%, 3/15/35

 66,640

 11,633

 Government National Mortgage Association I, 4.5%, 4/15/18

 11,877

 40,125

 Government National Mortgage Association I, 4.5%, 4/15/20

 41,905

 21,403

 Government National Mortgage Association I, 4.5%, 4/15/35

 23,642

 208,824

 Government National Mortgage Association I, 4.5%, 4/15/35

 232,257

 116,778

 Government National Mortgage Association I, 4.5%, 4/15/38

 129,079

 638,424

 Government National Mortgage Association I, 4.5%, 4/15/41

 705,037

 1,317,453

 Government National Mortgage Association I, 4.5%, 5/15/41

 1,458,456

 30,108

 Government National Mortgage Association I, 4.5%, 6/15/19

 31,011

 229,819

 Government National Mortgage Association I, 4.5%, 6/15/25

 246,918

 1,121,090

 Government National Mortgage Association I, 4.5%, 6/15/41

 1,240,388

 84,859

 Government National Mortgage Association I, 4.5%, 7/15/33

 94,300

 431,057

 Government National Mortgage Association I, 4.5%, 7/15/41

 477,192

 6,766

 Government National Mortgage Association I, 4.5%, 8/15/19

 6,985

 1,276,502

 Government National Mortgage Association I, 4.5%, 8/15/41

 1,411,484

 224,620

 Government National Mortgage Association I, 4.5%, 9/15/33

 251,665

 25,141

 Government National Mortgage Association I, 4.5%, 9/15/35

 27,926

 296,279

 Government National Mortgage Association I, 4.5%, 9/15/40

 329,429

 61,088

 Government National Mortgage Association I, 5.0%, 10/15/18

 64,009

 37,290

 Government National Mortgage Association I, 5.0%, 2/15/19

 39,225

 108,126

 Government National Mortgage Association I, 5.0%, 4/15/34

 121,720

 461,654

 Government National Mortgage Association I, 5.0%, 4/15/35

 525,400

 727

 Government National Mortgage Association I, 5.0%, 7/15/19

 763

 62,110

 Government National Mortgage Association I, 5.0%, 7/15/19

 65,364

 96,282

 Government National Mortgage Association I, 5.0%, 7/15/33

 108,395

 243,244

 Government National Mortgage Association I, 5.0%, 7/15/40

 272,188

 87,724

 Government National Mortgage Association I, 5.0%, 9/15/33

 98,671

 52,836

 Government National Mortgage Association I, 5.5%, 1/15/29

 59,719

 138,807

 Government National Mortgage Association I, 5.5%, 1/15/35

 158,916

 12,299

 Government National Mortgage Association I, 5.5%, 10/15/17

 12,455

 30,887

 Government National Mortgage Association I, 5.5%, 10/15/17

 31,266

 39,518

 Government National Mortgage Association I, 5.5%, 10/15/19

 41,034

 63,650

 Government National Mortgage Association I, 5.5%, 10/15/33

 72,392

 76,527

 Government National Mortgage Association I, 5.5%, 10/15/33

 87,476

 49,443

 Government National Mortgage Association I, 5.5%, 10/15/34

 55,961

 110,713

 Government National Mortgage Association I, 5.5%, 10/15/35

 126,646

 189,682

 Government National Mortgage Association I, 5.5%, 10/15/35

 217,131

 24,099

 Government National Mortgage Association I, 5.5%, 11/15/18

 24,736

 199,002

 Government National Mortgage Association I, 5.5%, 11/15/19

 206,803

 456,120

 Government National Mortgage Association I, 5.5%, 11/15/34

 520,597

 13,429

 Government National Mortgage Association I, 5.5%, 12/15/18

 13,757

 45,797

 Government National Mortgage Association I, 5.5%, 2/15/18

 46,590

 60,429

 Government National Mortgage Association I, 5.5%, 2/15/18

 61,329

 38,288

 Government National Mortgage Association I, 5.5%, 2/15/35

 43,832

 39,291

 Government National Mortgage Association I, 5.5%, 2/15/35

 44,428

 46,952

 Government National Mortgage Association I, 5.5%, 2/15/37

 53,494

 1,257

 Government National Mortgage Association I, 5.5%, 4/15/19

 1,298

 14,443

 Government National Mortgage Association I, 5.5%, 4/15/19

 14,837

 37,897

 Government National Mortgage Association I, 5.5%, 4/15/31

 42,834

 13,648

 Government National Mortgage Association I, 5.5%, 6/15/18

 13,897

 12,716

 Government National Mortgage Association I, 5.5%, 6/15/33

 14,372

 66,496

 Government National Mortgage Association I, 5.5%, 6/15/35

 75,178

 74,847

 Government National Mortgage Association I, 5.5%, 7/15/33

 85,379

 78,178

 Government National Mortgage Association I, 5.5%, 7/15/33

 89,074

 391,692

 Government National Mortgage Association I, 5.5%, 7/15/34

 448,551

 498,341

 Government National Mortgage Association I, 5.5%, 7/15/35

 582,276

 90,762

 Government National Mortgage Association I, 5.5%, 8/15/19

 93,995

 96,100

 Government National Mortgage Association I, 5.5%, 8/15/19

 99,149

 23,459

 Government National Mortgage Association I, 5.5%, 8/15/33

 26,842

 35,154

 Government National Mortgage Association I, 5.5%, 8/15/33

 40,235

 180,563

 Government National Mortgage Association I, 5.5%, 8/15/33

 206,726

 105,370

 Government National Mortgage Association I, 5.5%, 9/15/19

 109,189

 63,884

 Government National Mortgage Association I, 5.5%, 9/15/33

 72,675

 157,040

 Government National Mortgage Association I, 5.5%, 9/15/33

 179,773

 17,371

 Government National Mortgage Association I, 5.72%, 4/15/29

 19,715

 685

 Government National Mortgage Association I, 6.0%, 1/15/17

 687

 8,041

 Government National Mortgage Association I, 6.0%, 1/15/19

 8,108

 15,000

 Government National Mortgage Association I, 6.0%, 1/15/24

 17,184

 35,752

 Government National Mortgage Association I, 6.0%, 1/15/33

 40,958

 35,497

 Government National Mortgage Association I, 6.0%, 1/15/33

 41,309

 181,619

 Government National Mortgage Association I, 6.0%, 1/15/33

 212,893

 7,460

 Government National Mortgage Association I, 6.0%, 10/15/28

 8,636

 11,542

 Government National Mortgage Association I, 6.0%, 10/15/32

 13,222

 35,430

 Government National Mortgage Association I, 6.0%, 10/15/32

 40,589

 41,251

 Government National Mortgage Association I, 6.0%, 10/15/32

 48,400

 46,950

 Government National Mortgage Association I, 6.0%, 10/15/33

 53,800

 65,331

 Government National Mortgage Association I, 6.0%, 10/15/34

 74,944

 83,783

 Government National Mortgage Association I, 6.0%, 10/15/34

 98,046

 315,775

 Government National Mortgage Association I, 6.0%, 10/15/34

 361,756

 126,652

 Government National Mortgage Association I, 6.0%, 10/15/36

 147,307

 32,736

 Government National Mortgage Association I, 6.0%, 11/15/31

 38,357

 6,739

 Government National Mortgage Association I, 6.0%, 11/15/32

 7,721

 7,432

 Government National Mortgage Association I, 6.0%, 11/15/32

 8,514

 134,009

 Government National Mortgage Association I, 6.0%, 11/15/33

 154,171

 132,109

 Government National Mortgage Association I, 6.0%, 11/15/34

 154,990

 46,186

 Government National Mortgage Association I, 6.0%, 11/15/37

 52,911

 156,248

 Government National Mortgage Association I, 6.0%, 12/15/23

 179,000

 15,776

 Government National Mortgage Association I, 6.0%, 12/15/32

 18,366

 18,673

 Government National Mortgage Association I, 6.0%, 12/15/32

 21,818

 92,646

 Government National Mortgage Association I, 6.0%, 12/15/32

 108,313

 146,132

 Government National Mortgage Association I, 6.0%, 12/15/32

 167,411

 202,581

 Government National Mortgage Association I, 6.0%, 12/15/32

 232,125

 223,484

 Government National Mortgage Association I, 6.0%, 12/15/32

 256,093

 407,383

 Government National Mortgage Association I, 6.0%, 12/15/32

 477,144

 68,127

 Government National Mortgage Association I, 6.0%, 2/15/29

 79,928

 109,074

 Government National Mortgage Association I, 6.0%, 2/15/29

 127,783

 26,609

 Government National Mortgage Association I, 6.0%, 2/15/33

 30,484

 37,374

 Government National Mortgage Association I, 6.0%, 2/15/33

 43,878

 86,547

 Government National Mortgage Association I, 6.0%, 2/15/33

 100,521

 99,206

 Government National Mortgage Association I, 6.0%, 2/15/33

 114,917

 148,192

 Government National Mortgage Association I, 6.0%, 2/15/33

 175,825

 1,549

 Government National Mortgage Association I, 6.0%, 3/15/17

 1,554

 5,302

 Government National Mortgage Association I, 6.0%, 3/15/17

 5,320

 26,788

 Government National Mortgage Association I, 6.0%, 3/15/19

 30,689

 1,952

 Government National Mortgage Association I, 6.0%, 3/15/32

 2,275

 44,379

 Government National Mortgage Association I, 6.0%, 3/15/33

 52,044

 55,033

 Government National Mortgage Association I, 6.0%, 3/15/33

 63,351

 100,578

 Government National Mortgage Association I, 6.0%, 3/15/33

 118,088

 126,946

 Government National Mortgage Association I, 6.0%, 3/15/33

 149,069

 156,385

 Government National Mortgage Association I, 6.0%, 3/15/33

 179,875

 201,284

 Government National Mortgage Association I, 6.0%, 3/15/33

 234,488

 276,111

 Government National Mortgage Association I, 6.0%, 3/15/33

 323,454

 393,316

 Government National Mortgage Association I, 6.0%, 3/15/33

 471,233

 188,886

 Government National Mortgage Association I, 6.0%, 3/15/34

 226,254

 1,620

 Government National Mortgage Association I, 6.0%, 4/15/18

 1,623

 49,863

 Government National Mortgage Association I, 6.0%, 4/15/28

 58,375

 18,052

 Government National Mortgage Association I, 6.0%, 4/15/33

 20,681

 37,901

 Government National Mortgage Association I, 6.0%, 4/15/33

 43,630

 46,203

 Government National Mortgage Association I, 6.0%, 4/15/33

 53,319

 3,186

 Government National Mortgage Association I, 6.0%, 5/15/17

 3,201

 7,366

 Government National Mortgage Association I, 6.0%, 5/15/17

 7,402

 18,896

 Government National Mortgage Association I, 6.0%, 5/15/33

 21,647

 153,691

 Government National Mortgage Association I, 6.0%, 5/15/33

 181,131

 645

 Government National Mortgage Association I, 6.0%, 6/15/17

 646

 110,646

 Government National Mortgage Association I, 6.0%, 6/15/31

 126,854

 12,456

 Government National Mortgage Association I, 6.0%, 6/15/33

 14,625

 68,072

 Government National Mortgage Association I, 6.0%, 6/15/34

 79,934

 7,461

 Government National Mortgage Association I, 6.0%, 8/15/32

 8,756

 38,736

 Government National Mortgage Association I, 6.0%, 8/15/34

 44,440

 161,692

 Government National Mortgage Association I, 6.0%, 8/15/34

 185,478

 263,582

 Government National Mortgage Association I, 6.0%, 8/15/36

 304,505

 91,221

 Government National Mortgage Association I, 6.0%, 8/15/38

 104,504

 36,704

 Government National Mortgage Association I, 6.0%, 9/15/19

 37,589

 218,142

 Government National Mortgage Association I, 6.0%, 9/15/28

 256,109

 61,532

 Government National Mortgage Association I, 6.0%, 9/15/32

 70,492

 93,823

 Government National Mortgage Association I, 6.0%, 9/15/32

 107,486

 240,043

 Government National Mortgage Association I, 6.0%, 9/15/32

 275,222

 16,500

 Government National Mortgage Association I, 6.0%, 9/15/33

 18,902

 17,592

 Government National Mortgage Association I, 6.0%, 9/15/33

 20,486

 58,668

 Government National Mortgage Association I, 6.0%, 9/15/33

 68,778

 27,187

 Government National Mortgage Association I, 6.0%, 9/15/34

 31,928

 66,554

 Government National Mortgage Association I, 6.0%, 9/15/34

 76,623

 163,073

 Government National Mortgage Association I, 6.0%, 9/15/34

 189,419

 859,766

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,010,074

 24,106

 Government National Mortgage Association I, 6.5%, 1/15/29

 27,800

 27,570

 Government National Mortgage Association I, 6.5%, 1/15/32

 31,794

 91,015

 Government National Mortgage Association I, 6.5%, 1/15/32

 107,180

 3,718

 Government National Mortgage Association I, 6.5%, 1/15/33

 4,288

 395,687

 Government National Mortgage Association I, 6.5%, 1/15/33

 479,656

 15,110

 Government National Mortgage Association I, 6.5%, 1/15/34

 17,426

 592

 Government National Mortgage Association I, 6.5%, 1/15/35

 641

 26,816

 Government National Mortgage Association I, 6.5%, 10/15/24

 30,924

 5,234

 Government National Mortgage Association I, 6.5%, 10/15/28

 6,036

 18,829

 Government National Mortgage Association I, 6.5%, 10/15/28

 21,714

 7,551

 Government National Mortgage Association I, 6.5%, 10/15/31

 8,708

 28,022

 Government National Mortgage Association I, 6.5%, 10/15/31

 32,316

 85,126

 Government National Mortgage Association I, 6.5%, 10/15/31

 98,170

 104,643

 Government National Mortgage Association I, 6.5%, 10/15/32

 120,677

 2,059

 Government National Mortgage Association I, 6.5%, 10/15/33

 2,374

 5,173

 Government National Mortgage Association I, 6.5%, 11/15/31

 5,966

 44,701

 Government National Mortgage Association I, 6.5%, 11/15/31

 51,551

 60,105

 Government National Mortgage Association I, 6.5%, 11/15/32

 73,033

 377,306

 Government National Mortgage Association I, 6.5%, 12/15/32

 459,400

 9,686

 Government National Mortgage Association I, 6.5%, 2/15/28

 11,170

 1,150

 Government National Mortgage Association I, 6.5%, 2/15/29

 1,326

 7,528

 Government National Mortgage Association I, 6.5%, 2/15/29

 8,681

 21,414

 Government National Mortgage Association I, 6.5%, 2/15/29

 24,749

 9,975

 Government National Mortgage Association I, 6.5%, 2/15/32

 11,504

 17,012

 Government National Mortgage Association I, 6.5%, 2/15/32

 20,431

 19,379

 Government National Mortgage Association I, 6.5%, 2/15/32

 22,348

 29,788

 Government National Mortgage Association I, 6.5%, 2/15/32

 34,353

 45,304

 Government National Mortgage Association I, 6.5%, 2/15/32

 53,825

 8,528

 Government National Mortgage Association I, 6.5%, 2/15/34

 9,835

 8,917

 Government National Mortgage Association I, 6.5%, 3/15/29

 10,284

 14,060

 Government National Mortgage Association I, 6.5%, 3/15/29

 16,214

 66,541

 Government National Mortgage Association I, 6.5%, 3/15/29

 76,737

 84,391

 Government National Mortgage Association I, 6.5%, 3/15/29

 97,321

 11,800

 Government National Mortgage Association I, 6.5%, 3/15/31

 13,608

 16,095

 Government National Mortgage Association I, 6.5%, 3/15/32

 18,561

 84,268

 Government National Mortgage Association I, 6.5%, 3/15/32

 97,180

 1,990

 Government National Mortgage Association I, 6.5%, 4/15/17

 1,999

 8,475

 Government National Mortgage Association I, 6.5%, 4/15/28

 9,774

 38,209

 Government National Mortgage Association I, 6.5%, 4/15/28

 44,064

 68,139

 Government National Mortgage Association I, 6.5%, 4/15/31

 78,580

 7,200

 Government National Mortgage Association I, 6.5%, 4/15/32

 8,304

 9,574

 Government National Mortgage Association I, 6.5%, 4/15/32

 11,041

 15,328

 Government National Mortgage Association I, 6.5%, 4/15/32

 17,752

 73,438

 Government National Mortgage Association I, 6.5%, 4/15/32

 84,690

 29,341

 Government National Mortgage Association I, 6.5%, 4/15/33

 33,837

 41,007

 Government National Mortgage Association I, 6.5%, 4/15/35

 47,290

 3,485

 Government National Mortgage Association I, 6.5%, 5/15/29

 4,020

 5,656

 Government National Mortgage Association I, 6.5%, 5/15/29

 6,523

 67,726

 Government National Mortgage Association I, 6.5%, 5/15/29

 79,987

 17,892

 Government National Mortgage Association I, 6.5%, 5/15/31

 21,571

 18,991

 Government National Mortgage Association I, 6.5%, 5/15/31

 22,410

 39,529

 Government National Mortgage Association I, 6.5%, 5/15/31

 45,586

 4,766

 Government National Mortgage Association I, 6.5%, 5/15/32

 5,496

 5,855

 Government National Mortgage Association I, 6.5%, 5/15/32

 6,752

 11,698

 Government National Mortgage Association I, 6.5%, 5/15/32

 13,490

 15,475

 Government National Mortgage Association I, 6.5%, 5/15/32

 18,447

 31,627

 Government National Mortgage Association I, 6.5%, 5/15/33

 36,474

 4,138

 Government National Mortgage Association I, 6.5%, 6/15/17

 4,148

 9,640

 Government National Mortgage Association I, 6.5%, 6/15/28

 11,406

 26,222

 Government National Mortgage Association I, 6.5%, 6/15/29

 30,240

 7,495

 Government National Mortgage Association I, 6.5%, 6/15/31

 8,643

 10,422

 Government National Mortgage Association I, 6.5%, 6/15/32

 12,018

 13,325

 Government National Mortgage Association I, 6.5%, 6/15/32

 15,366

 13,893

 Government National Mortgage Association I, 6.5%, 6/15/32

 16,021

 113,185

 Government National Mortgage Association I, 6.5%, 6/15/34

 130,528

 6,584

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,593

 30,835

 Government National Mortgage Association I, 6.5%, 7/15/31

 35,559

 9,020

 Government National Mortgage Association I, 6.5%, 7/15/32

 10,402

 10,284

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,860

 30,473

 Government National Mortgage Association I, 6.5%, 7/15/32

 35,142

 137,894

 Government National Mortgage Association I, 6.5%, 7/15/32

 164,530

 40,062

 Government National Mortgage Association I, 6.5%, 7/15/35

 46,201

 65,117

 Government National Mortgage Association I, 6.5%, 7/15/35

 75,094

 7,858

 Government National Mortgage Association I, 6.5%, 8/15/28

 9,062

 60,722

 Government National Mortgage Association I, 6.5%, 8/15/31

 70,026

 3,871

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,464

 43,079

 Government National Mortgage Association I, 6.5%, 8/15/32

 51,144

 54,325

 Government National Mortgage Association I, 6.5%, 8/15/32

 62,649

 18,872

 Government National Mortgage Association I, 6.5%, 9/15/31

 21,763

 20,061

 Government National Mortgage Association I, 6.5%, 9/15/32

 24,332

 40,321

 Government National Mortgage Association I, 6.5%, 9/15/32

 46,499

 43,477

 Government National Mortgage Association I, 6.5%, 9/15/32

 50,139

 4,074

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,698

 6,142

 Government National Mortgage Association I, 6.75%, 4/15/26

 7,084

 18,266

 Government National Mortgage Association I, 7.0%, 1/15/28

 20,459

 137,609

 Government National Mortgage Association I, 7.0%, 1/15/31

 147,619

 6,975

 Government National Mortgage Association I, 7.0%, 10/15/31

 7,219

 10,199

 Government National Mortgage Association I, 7.0%, 11/15/26

 11,956

 17,055

 Government National Mortgage Association I, 7.0%, 11/15/28

 20,588

 52,092

 Government National Mortgage Association I, 7.0%, 11/15/28

 63,096

 64,983

 Government National Mortgage Association I, 7.0%, 11/15/29

 73,878

 8,383

 Government National Mortgage Association I, 7.0%, 11/15/31

 8,850

 3,853

 Government National Mortgage Association I, 7.0%, 12/15/30

 4,093

 10,640

 Government National Mortgage Association I, 7.0%, 12/15/30

 11,920

 39,627

 Government National Mortgage Association I, 7.0%, 12/15/30

 40,545

 39,642

 Government National Mortgage Association I, 7.0%, 12/15/30

 48,117

 20,505

 Government National Mortgage Association I, 7.0%, 2/15/28

 22,737

 25,503

 Government National Mortgage Association I, 7.0%, 3/15/28

 28,342

 10,624

 Government National Mortgage Association I, 7.0%, 3/15/31

 11,094

 55,383

 Government National Mortgage Association I, 7.0%, 3/15/32

 62,404

 13,119

 Government National Mortgage Association I, 7.0%, 4/15/28

 14,455

 23,367

 Government National Mortgage Association I, 7.0%, 4/15/29

 24,280

 27,220

 Government National Mortgage Association I, 7.0%, 4/15/29

 30,202

 7,265

 Government National Mortgage Association I, 7.0%, 4/15/31

 7,473

 46,383

 Government National Mortgage Association I, 7.0%, 4/15/32

 52,771

 38,554

 Government National Mortgage Association I, 7.0%, 5/15/29

 40,795

 8,355

 Government National Mortgage Association I, 7.0%, 5/15/31

 8,853

 82,837

 Government National Mortgage Association I, 7.0%, 5/15/32

 103,556

 22,723

 Government National Mortgage Association I, 7.0%, 6/15/27

 26,804

 4,610

 Government National Mortgage Association I, 7.0%, 6/15/29

 4,626

 30,887

 Government National Mortgage Association I, 7.0%, 6/15/31

 37,862

 27,840

 Government National Mortgage Association I, 7.0%, 7/15/25

 31,617

 5,881

 Government National Mortgage Association I, 7.0%, 7/15/28

 5,901

 19,261

 Government National Mortgage Association I, 7.0%, 7/15/28

 21,953

 13,129

 Government National Mortgage Association I, 7.0%, 7/15/29

 15,314

 3,630

 Government National Mortgage Association I, 7.0%, 7/15/31

 4,455

 21,122

 Government National Mortgage Association I, 7.0%, 8/15/23

 22,997

 1,388

 Government National Mortgage Association I, 7.0%, 8/15/28

 1,619

 160,324

 Government National Mortgage Association I, 7.0%, 8/15/31

 198,745

 62,821

 Government National Mortgage Association I, 7.0%, 9/15/24

 71,689

 13,118

 Government National Mortgage Association I, 7.0%, 9/15/31

 13,997

 35,460

 Government National Mortgage Association I, 7.0%, 9/15/31

 39,967

 36,865

 Government National Mortgage Association I, 7.5%, 10/15/23

 40,879

 53,370

 Government National Mortgage Association I, 7.5%, 10/15/27

 61,685

 6,101

 Government National Mortgage Association I, 7.5%, 10/15/29

 6,414

 12,985

 Government National Mortgage Association I, 7.5%, 10/15/29

 14,765

 4,180

 Government National Mortgage Association I, 7.5%, 12/15/25

 4,338

 44,998

 Government National Mortgage Association I, 7.5%, 12/15/31

 47,589

 1,739

 Government National Mortgage Association I, 7.5%, 2/15/26

 1,816

 15,132

 Government National Mortgage Association I, 7.5%, 2/15/27

 16,995

 14,720

 Government National Mortgage Association I, 7.5%, 2/15/31

 14,958

 16,268

 Government National Mortgage Association I, 7.5%, 2/15/31

 16,908

 8,804

 Government National Mortgage Association I, 7.5%, 3/15/23

 9,546

 37,501

 Government National Mortgage Association I, 7.5%, 3/15/27

 45,478

 7,552

 Government National Mortgage Association I, 7.5%, 3/15/31

 7,847

 1,580

 Government National Mortgage Association I, 7.5%, 6/15/24

 1,637

 16,610

 Government National Mortgage Association I, 7.5%, 6/15/29

 18,899

 10,508

 Government National Mortgage Association I, 7.5%, 8/15/25

 10,792

 985

 Government National Mortgage Association I, 7.5%, 8/15/29

 989

 2,848

 Government National Mortgage Association I, 7.5%, 8/15/29

 2,918

 17,619

 Government National Mortgage Association I, 7.5%, 8/15/29

 18,654

 2,304

 Government National Mortgage Association I, 7.5%, 9/15/25

 2,312

 5,461

 Government National Mortgage Association I, 7.5%, 9/15/25

 6,110

 19,682

 Government National Mortgage Association I, 7.5%, 9/15/29

 19,680

 2,278

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,327

 23,147

 Government National Mortgage Association I, 8.25%, 5/15/20

 24,630

 1,789

 Government National Mortgage Association I, 8.5%, 8/15/21

 1,797

 6,371

 Government National Mortgage Association I, 9.0%, 1/15/20

 6,471

 968

 Government National Mortgage Association I, 9.0%, 12/15/19

 1,037

 2,002

 Government National Mortgage Association I, 9.0%, 6/15/22

 2,080

 221

 Government National Mortgage Association I, 9.0%, 9/15/21

 228

 4,484,002

 Government National Mortgage Association II, 3.0%, 8/20/46

 4,703,580

 13,975,000

 Government National Mortgage Association II, 3.0%, 9/20/46

 14,659,342

 7,977,832

 Government National Mortgage Association II, 3.5%, 1/20/46

 8,480,546

 1,092,520

 Government National Mortgage Association II, 3.5%, 3/20/45

 1,161,525

 1,770,795

 Government National Mortgage Association II, 3.5%, 3/20/46

 1,915,829

 526,248

 Government National Mortgage Association II, 3.5%, 4/20/45

 562,575

 1,362,787

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,461,990

 1,640,608

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,758,054

 5,060,162

 Government National Mortgage Association II, 3.5%, 8/20/45

 5,376,460

 2,659,151

 Government National Mortgage Association II, 4.0%, 10/20/44

 2,849,796

 11,174,006

 Government National Mortgage Association II, 4.0%, 7/20/44

 11,974,377

 305,332

 Government National Mortgage Association II, 4.0%, 9/20/44

 327,274

 303,282

 Government National Mortgage Association II, 4.5%, 1/20/35

 329,896

 102,752

 Government National Mortgage Association II, 4.5%, 12/20/34

 111,816

 52,898

 Government National Mortgage Association II, 4.5%, 3/20/35

 57,508

 1,666,792

 Government National Mortgage Association II, 4.5%, 9/20/41

 1,828,418

 24,483

 Government National Mortgage Association II, 5.0%, 1/20/20

 25,829

 62,719

 Government National Mortgage Association II, 5.0%, 12/20/18

 65,652

 32,969

 Government National Mortgage Association II, 5.0%, 2/20/19

 34,635

 203,592

 Government National Mortgage Association II, 5.5%, 10/20/19

 211,173

 148,828

 Government National Mortgage Association II, 5.5%, 10/20/37

 164,352

 219,797

 Government National Mortgage Association II, 5.5%, 3/20/34

 254,080

 196,060

 Government National Mortgage Association II, 5.5%, 4/20/34

 222,610

 149,976

 Government National Mortgage Association II, 5.75%, 6/20/33

 167,548

 27,319

 Government National Mortgage Association II, 5.9%, 1/20/28

 30,700

 48,354

 Government National Mortgage Association II, 5.9%, 11/20/27

 54,321

 90,145

 Government National Mortgage Association II, 5.9%, 7/20/28

 100,578

 97,506

 Government National Mortgage Association II, 6.0%, 1/20/33

 115,102

 21,624

 Government National Mortgage Association II, 6.0%, 10/20/31

 24,897

 110,781

 Government National Mortgage Association II, 6.0%, 10/20/33

 130,736

 25,915

 Government National Mortgage Association II, 6.0%, 12/20/18

 26,464

 62,169

 Government National Mortgage Association II, 6.0%, 6/20/34

 70,834

 2,561

 Government National Mortgage Association II, 6.0%, 7/20/17

 2,588

 14,303

 Government National Mortgage Association II, 6.0%, 7/20/19

 14,547

 86,960

 Government National Mortgage Association II, 6.45%, 1/20/33

 100,149

 46,179

 Government National Mortgage Association II, 6.45%, 11/20/32

 53,170

 49,267

 Government National Mortgage Association II, 6.45%, 7/20/32

 56,730

 26,239

 Government National Mortgage Association II, 6.5%, 1/20/24

 30,234

 47,297

 Government National Mortgage Association II, 6.5%, 10/20/32

 56,886

 2,252

 Government National Mortgage Association II, 6.5%, 2/20/29

 2,661

 905

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,067

 63,207

 Government National Mortgage Association II, 6.5%, 3/20/34

 76,626

 28,286

 Government National Mortgage Association II, 6.5%, 4/20/29

 32,593

 14,584

 Government National Mortgage Association II, 6.5%, 4/20/31

 17,452

 10,373

 Government National Mortgage Association II, 6.5%, 6/20/31

 12,137

 47,719

 Government National Mortgage Association II, 6.5%, 8/20/28

 55,371

 73,913

 Government National Mortgage Association II, 7.0%, 1/20/29

 87,143

 11,662

 Government National Mortgage Association II, 7.0%, 1/20/31

 14,351

 73,909

 Government National Mortgage Association II, 7.0%, 11/20/28

 89,858

 11,042

 Government National Mortgage Association II, 7.0%, 11/20/31

 13,188

 2,157

 Government National Mortgage Association II, 7.0%, 12/20/30

 2,670

 7,281

 Government National Mortgage Association II, 7.0%, 2/20/29

 8,258

 5,680

 Government National Mortgage Association II, 7.0%, 3/20/31

 6,823

 10,094

 Government National Mortgage Association II, 7.0%, 5/20/26

 11,296

 22,359

 Government National Mortgage Association II, 7.0%, 6/20/28

 26,978

 28,109

 Government National Mortgage Association II, 7.0%, 7/20/31

 34,442

 21,533

 Government National Mortgage Association II, 7.0%, 8/20/27

 25,843

 7,041

 Government National Mortgage Association II, 7.5%, 12/20/30

 8,699

 11,271

 Government National Mortgage Association II, 7.5%, 5/20/30

 13,277

 3,729

 Government National Mortgage Association II, 7.5%, 6/20/30

 4,682

 9,860

 Government National Mortgage Association II, 7.5%, 7/20/30

 10,936

 12,798

 Government National Mortgage Association II, 7.5%, 8/20/30

 16,083

 43

 Government National Mortgage Association II, 8.0%, 5/20/25

 48

 2,533

 Government National Mortgage Association II, 9.0%, 11/20/24

 2,545

 2,487

 Government National Mortgage Association II, 9.0%, 3/20/22

 2,498

 349

 Government National Mortgage Association II, 9.0%, 4/20/22

 350

 451

 Government National Mortgage Association II, 9.0%, 9/20/21

 453

 17,779

 Government National Mortgage Association, 6.5%, 3/15/29

 20,503

 968,184

 Tennessee Valley Authority, 4.929%, 1/15/21

 1,054,543

 12,500,000

 U.S. Treasury Bills, 10/13/16 (c)

 12,499,412

 2,500,000

 U.S. Treasury Bonds, 4.25%, 5/15/39

 3,427,832

 6,865,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

 9,572,384

 3,700,000

 U.S. Treasury Bonds, 4.375%, 5/15/40

 5,170,028

 62,481,412

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 64,401,903

 71,322,617

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 78,842,232

 16,800,000

 0.47

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 16,816,145

 16,395,000

 0.45

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 16,398,148

 50,000,000

 0.33

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 50,017,150

 1,500,000

 U.S. Treasury Notes, 0.625%, 5/31/17

 1,500,292

 1,500,000

 U.S. Treasury Notes, 1.125%, 1/15/19

 1,510,078

 5,200,000

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,256,477

 5,400,000

 U.S. Treasury Notes, 2.625%, 11/15/20

 5,732,651

 9,580,000

 0.52

 U.S. Treasury Notes, Floating Rate Note, 1/31/18

 9,603,318

 19,250,000

 0.57

 U.S. Treasury Notes, Floating Rate Note, 4/30/18

 19,266,035

 35,000,000

 0.42

 U.S. Treasury Notes, Floating Rate Note, 7/31/18

 34,995,310

 $

 1,561,340,994

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,528,561,290)

 $

 1,561,340,994

 FOREIGN GOVERNMENT BONDS - 0.3%

 7,600,000

 Abu Dhabi Government International Bond, 3.125%, 5/3/26 (144A)

 $

 7,938,200

 4,550,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 4,750,018

 1,500,000

 Provincia de Cordoba, 7.125%, 6/10/21 (144A)

 1,575,000

 $

 14,263,218

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $13,599,222)

 $

 14,263,218

 MUNICIPAL BONDS - 0.9% (h)

 Municipal Development - 0.1%

 4,500,000

 New Jersey Economic Development Authority, 2/15/18 (c)

 $

 4,404,510

 Municipal Education - 0.0%+

 525,000

 Amherst College, 3.794%, 11/1/42

 $

 555,488

 Municipal General - 0.3%

 4,075,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 4,597,334

 1,035,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,208,311

 2,325,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 2,605,116

 2,335,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 2,600,746

 $

 11,011,507

 Higher Municipal Education - 0.2%

 1,025,000

 Baylor University, 4.313%, 3/1/42

 $

 1,155,677

 1,100,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,520,498

 1,900,000

 The George Washington University, 1.827%, 9/15/17

 1,911,721

 3,100,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 3,748,396

 $

 8,336,292

 Municipal Medical - 0.1%

 1,765,000

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 $

 2,052,166

 Municipal School District - 0.1%

 2,800,000

 Frisco Independent School District, 4.0%, 8/15/40

 $

 3,088,820

 1,750,000

 Frisco Independent School District, 4.0%, 8/15/45

 1,923,600

 $

 5,012,420

 Municipal Transportation - 0.0%+

 600,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 693,246

 1,000,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,203,410

 $

 1,896,656

 Municipal Obligation - 0.1%

 3,150,000

 State of Texas, 4.0%, 10/1/44

 $

 3,450,069

 1,600,000

 State of Washington, 5.0%, 7/1/30

 1,952,560

 $

 5,402,629

 TOTAL MUNICIPAL BONDS

 (Cost $35,846,509)

 $

 38,671,668

 SENIOR FLOATING RATE LOAN INTERESTS - 3.4%**

 Energy - 0.1%

 Oil & Gas Refining & Marketing - 0.0%+

 569,261

 3.27

 Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23

 $

 573,601

 Oil & Gas Storage & Transportation - 0.1%

 2,075,000

 6.25

 Gulf Finance LLC, Tranche B Term Loan, 8/17/23

 $

 2,023,125

 Total Energy

 $

 2,596,726

 Materials - 0.1%

 Commodity Chemicals - 0.0%+

 755,108

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 748,501

 Specialty Chemicals - 0.1%

 184,381

 3.59

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19

 $

 185,130

 899,897

 5.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 903,061

 600,000

 5.25

 OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23

 599,250

 391,974

 2.76

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 392,342

 $

 2,079,783

 Construction Materials - 0.0%+

 104,549

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 105,170

 288,293

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 290,005

 943,224

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 948,825

 $

 1,344,000

 Metal & Glass Containers - 0.0%+

 762,456

 5.52

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 767,142

 Aluminum - 0.0%+

 691,250

 4.00

 Novelis, Inc., Initial Term Loan, 5/28/22

 $

 695,138

 Diversified Metals & Mining - 0.0%+

 188,567

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 188,596

 Total Materials

 $

 5,823,160

 Capital Goods - 0.4%

 Aerospace & Defense - 0.1%

 3,405,290

 4.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 $

 3,432,931

 1,436,100

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 1,442,383

 $

 4,875,314

 Building Products - 0.1%

 1,575,667

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 $

 1,578,867

 1,970,287

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 1,960,436

 $

 3,539,303

 Electrical Components & Equipment - 0.1%

 1,100,000

 4.09

 Dell International LLC, Term B Loan, 6/2/23

 $

 1,107,620

 2,012,396

 3.00

 Southwire Co., Term Loan, 1/31/21

 2,003,173

 477,548

 5.00

 Sybil Software LLC, Term Loan B, 8/3/22

 480,731

 $

 3,591,524

 Construction & Farm Machinery & Heavy Trucks - 0.0%+

 746,241

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 748,685

 Industrial Machinery - 0.1%

 3,469,849

 0.00

 NN, Inc., Initial Term Loan, 10/2/22

 $

 3,479,610

 Trading Companies & Distributors - 0.0%+

 598,500

 5.25

 Nexeo Solutions LLC, Initial Term Loan, 5/17/23

 $

 601,492

 539,727

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 541,413

 $

 1,142,905

 Total Capital Goods

 $

 17,377,341

 Commercial Services & Supplies - 0.0%+

 Security & Alarm Services - 0.0%+

 782,519

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 $

 775,672

 200,179

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 198,428

 $

 974,100

 Total Commercial Services & Supplies

 $

 974,100

 Transportation - 0.0%+

 Airlines - 0.0%+

 792,000

 3.25

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 $

 796,208

 Marine - 0.0%+

 613,463

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 564,386

 Total Transportation

 $

 1,360,594

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.3%

 636,778

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 640,468

 2,350,287

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 2,365,465

 1,206,211

 5.75

 Electrical Components International, Inc., Loan, 4/17/21

 1,208,473

 1,404,416

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,360,528

 4,493,250

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 4,510,100

 1,767,614

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,776,438

 $

 11,861,472

 Tires & Rubber - 0.0%+

 2,095,000

 3.86

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 2,111,274

 Automobile Manufacturers - 0.1%

 2,190,335

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 2,197,179

 Total Automobiles & Components

 $

 16,169,925

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 1,550,976

 4.25

 Serta Simmons Bedding LLC, Term Loan, 10/1/19

 $

 1,557,762

 Apparel, Accessories & Luxury Goods - 0.0%+

 492,500

 3.25

 Hanesbrands, Inc., New Term B Loan, 4/15/22

 $

 495,886

 Total Consumer Durables & Apparel

 $

 2,053,648

 Consumer Services - 0.2%

 Casinos & Gaming - 0.1%

 167,500

 3.84

 Pinnacle Entertainment, Inc., Term B Facility Loan, 3/30/23

 $

 167,919

 4,273,875

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 4,284,226

 $

 4,452,145

 Leisure Facilities - 0.0%+

 600,000

 6.00

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 $

 600,125

 1,292,915

 3.25

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 1,298,571

 $

 1,898,696

 Restaurants - 0.0%+

 359,723

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 362,457

 Education Services - 0.1%

 576,689

 3.76

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 579,933

 994,962

 4.00

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 990,609

 994,911

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 999,885

 $

 2,570,427

 Specialized Consumer Services - 0.0%+

 246,195

 5.25

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 $

 244,502

 Total Consumer Services

 $

 9,528,227

 Media - 0.3%

 Advertising - 0.0%+

 1,046,154

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,018,300

 Broadcasting - 0.0%+

 2,224,219

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 $

 2,229,780

 Cable & Satellite - 0.1%

 1,668,938

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 1,674,385

 720,343

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 687,670

 $

 2,362,055

 Movies & Entertainment - 0.2%

 409,398

 5.00

 CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22

 $

 410,422

 71,916

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 71,736

 2,082,250

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 2,094,614

 895,494

 3.50

 Regal Cinemas Corp., Refinancing Term Loan, 4/1/22

 901,713

 3,203,639

 3.75

 Rovi Solutions Corp., Term B Loan, 7/2/21

 3,205,641

 $

 6,684,126

 Publishing - 0.0%+

 1,451,023

 4.00

 MTL Publishing LLC, Term B-3 Loan, 8/14/22

 $

 1,457,553

 Total Media

 $

 13,751,814

 Retailing - 0.1%

 General Merchandise Stores - 0.0%+

 151,515

 3.06

 Dollar Tree, Inc., Term B-1 Loan Retired 09/22/2016, 3/9/22

 $

 152,166

 Specialty Stores - 0.0%+

 1,152,674

 4.25

 PetSmart, Inc., Tranche B-1 Loan, 3/10/22

 $

 1,156,276

 Automotive Retail - 0.1%

 1,454,465

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 1,458,557

 Total Retailing

 $

 2,766,999

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.0%+

 1,967,900

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,976,509

 Packaged Foods & Meats - 0.2%

 3,561,739

 4.00

 JBS USA LUX SA, 2015 Incremental Term Loan, 9/18/22

 $

 3,570,601

 3,305,050

 5.25

 Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23

 3,352,973

 20,755

 3.25

 Pinnacle Foods Finance LLC, Tranche G Term Loan, 4/29/20

 20,882

 $

 6,944,456

 Total Food, Beverage & Tobacco

 $

 8,920,965

 Household & Personal Products - 0.0%+

 Personal Products - 0.0%+

 510,189

 5.00

 NBTY, Inc., Dollar Term B Loan, 4/27/23

 $

 512,953

 740,000

 4.25

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 742,907

 $

 1,255,860

 Total Household & Personal Products

 $

 1,255,860

 Health Care Equipment & Services - 0.4%

 Health Care Supplies - 0.1%

 2,884,314

 5.00

 Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20

 $

 2,912,857

 Health Care Services - 0.0%+

 918,739

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 877,395

 183,298

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 183,298

 247,970

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 249,753

 $

 1,310,446

 Health Care Facilities - 0.2%

 521,798

 4.08

 CHS, Incremental 2018 Term F Loan, 12/31/18

 $

 519,581

 1,105,879

 3.59

 CHS, Incremental 2019 Term G Loan, 12/31/19

 1,086,065

 2,034,788

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 2,001,469

 1,726,534

 3.77

 HCA, Inc., Tranche B-6 Term Loan, 3/8/23

 1,748,519

 631,085

 3.57

 HCA, Inc., Tranche B-7 Term Loan, 2/5/24

 636,945

 545,815

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 545,474

 1,169,125

 6.01

 Select Medical Corp., Series F Tranche B Term Loan, 3/4/21

 1,181,167

 1,737,710

 6.25

 Vizient, Inc., Initial Term Loan, 2/9/23

 1,759,431

 $

 9,478,651

 Health Care Technology - 0.1%

 1,587,031

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 $

 1,595,296

 Total Health Care Equipment & Services

 $

 15,297,250

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.0%+

 736,573

 3.59

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 737,494

 Pharmaceuticals - 0.1%

 1,637,625

 5.25

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 $

 1,471,305

 380,250

 3.46

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 384,181

 845,674

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 845,344

 1,627,862

 3.50

 RPI Finance Trust, Term B-4 Term Loan, 11/9/20

 1,637,164

 516,901

 5.25

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 518,258

 947,983

 5.50

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 952,012

 $

 5,808,264

 Life Sciences Tools & Services - 0.1%

 1,246,851

 5.75

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 1,256,203

 1,616,454

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 1,629,363

 $

 2,885,566

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,431,324

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0%+

 427,614

 4.75

 Builders FirstSource, Inc., Initial Term Loan, 7/31/22

 $

 430,465

 1,227,052

 3.54

 Fly Funding II Sarl, Loan, 8/9/19

 1,228,970

 $

 1,659,435

 Specialized Finance - 0.1%

 219,284

 3.52

 Avago Technologies Cayman Holdings, Ltd., Term B-3 Loan, 2/1/23

 $

 222,162

 1,473,563

 3.50

 Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21

 1,480,274

 $

 1,702,436

 Total Diversified Financials

 $

 3,361,871

 Insurance - 0.2%

 Insurance Brokers - 0.2%

 1,146,613

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 1,149,599

 6,098,863

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 6,108,395

 $

 7,257,994

 Total Insurance

 $

 7,257,994

 Real Estate - 0.1%

 Real Estate Services - 0.0%+

 994,962

 4.25

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 995,895

 Specialized REIT - 0.1%

 1,637,563

 5.00

 Communications Sales & Leasing, Inc., Term Loan, 10/16/22

 $

 1,645,137

 Total Real Estate

 $

 2,641,032

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.0%+

 479,881

 3.41

 NXP B.V. (NXP Funding LLC) Tranche F Loan, 12/7/20

 $

 482,768

 467,876

 7.00

 TaxAct, Inc., Initial Term Loan, 12/31/22

 476,064

 $

 958,832

 Data Processing & Outsourced Services - 0.1%

 225,347

 4.53

 First Data Corp., 2021 Extended Dollar Term Loan, 3/24/21

 $

 226,973

 1,375,000

 4.28

 First Data Corp., 2022 Dollar Term Loan, 7/10/22

 1,384,835

 $

 1,611,808

 Application Software - 0.0%+

 350,000

 6.25

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22

 $

 345,188

 Total Software & Services

 $

 2,915,828

 Technology Hardware & Equipment - 0.0%+

 Communications Equipment - 0.0%+

 439,678

 3.41

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 439,266

 248,023

 3.54

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 248,720

 $

 687,986

 Total Technology Hardware & Equipment

 $

 687,986

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.0%+

 1,151,588

 3.09

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 $

 1,158,272

 Semiconductors - 0.1%

 411,666

 3.75

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 $

 416,126

 1,725,000

 5.25

 ON Semiconductor Corp., Term Loan (First Lien), 3/31/23

 1,737,458

 $

 2,153,584

 Total Semiconductors & Semiconductor Equipment

 $

 3,311,856

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 1,896,350

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,902,671

 1,196,775

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 1,199,767

 $

 3,102,438

 Wireless Telecommunication Services - 0.0%+

 1,853,687

 4.25

 Altice US Finance I Corp., Initial Term Loan, 12/14/22

 $

 1,867,358

 Total Telecommunication Services

 $

 4,969,796

 Utilities - 0.2%

 Electric Utilities - 0.1%

 1,678,689

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 $

 1,670,821

 415,194

 5.00

 TEX Operations Co LLC, Term C Loan, 7/27/23

 418,308

 1,820,466

 5.00

 TEX Operations Co LLC, Term Loan, 7/27/23

 1,834,120

 947,747

 5.00

 TPF II Power, LLC, Term Loan, 10/2/21

 958,528

 $

 4,881,777

 Independent Power Producers & Energy Traders - 0.1%

 1,000,000

 4.84

 Dynegy, Inc., Term Loan, 6/27/23

 $

 1,007,708

 1,005,596

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 1,009,786

 1,302,380

 3.50

 NRG Energy, Inc., Term Loan, 6/30/23

 1,307,129

 $

 3,324,623

 Total Utilities

 $

 8,206,400

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $138,180,725)

 $

 140,660,696

 TEMPORARY CASH INVESTMENTS - 2.1%

 Repurchase Agreements - 1.2%

 21,830,000

 $21,830,000 ScotiaBank, 0.47%, dated 9/30/16 plus accrued interest on 10/3/16 collateralized by the following:

 $202 Federal Home Loan Mortgage Corp, 2.956%, 11/1/37

 $2,050,762 Federal National Mortgage Association (ARM), 3.774%, 4/1/42

 $20,201,174 Federal National Mortgage Association, 3.5% - 4.5%, 11/1/42-4/1/46

 $15,334 U.S. Treasury Note, 2.125%, 5/15/25

 $

 21,830,000

 25,170,000

 $25,170,000 RBC Capital Markets LLC, 0.44%, dated 9/30/16 plus accrued interest on 10/3/16 collateralized by the following:

 $2,911,330 Freddie Mac Giant, 4.0%, 9/1/44

 $7,936,285 Federal Home Loan Mortgage Corp, 2.677% - 3.366%, 1/1/37-9/1/41

 $4,835,588 Federal National Mortgage Association (ARM), 2.387% - 3.748%, 1/1/36 - 11/1/45

 $5,566,913 Federal National Mortgage Association , 2.5% - 4.5%, 12/1/29-5/1/45

 $4,423,284 Government National Mortgage Association, 3.5% - 5.0%, 5/20/44-9/20/46

 25,170,000

 1,970,000

 $1,970,000 TD Securities USA LLC, 0.50%, dated 9/30/16 plus accrued interest on 10/3/16 collateralized by $2,009,449 U.S. Treasury Notes, 3.0%, 11/15/45

 1,970,000

 $

 48,970,000

 Commercial Paper - 0.4%

 10,300,000

 BNP Paribas SA, Commercial Paper, 10/3/16 (c)

 $

 10,299,688

 6,570,000

 Prudential Funding Corp., Commercial Paper, 10/3/16 (c)

 6,569,814

 $

 16,869,502

 Certificates of Deposit - 0.5%

 10,186,000

 Skandinaviska Enskilda Banken, Certificate Of Deposit, 1.16%, 2/24/27

 10,194,404

 10,180,000

 Svenska Handlsbnkn AB Certificate Of Deposit, 0.80%, 12/2/16

 10,183,105

 $

 20,377,509

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $86,205,714)

 $

 86,217,011

 TOTAL INVESTMENT IN SECURITIES - 104.4%

 (Cost $4,200,761,476) (a)

 $

 4,306,793,776

 OTHER ASSETS & LIABILITIES - (4.4)%

 $

 (183,298,292)

 TOTAL NET ASSETS - 100.0%

 $

 4,123,495,484

 REIT

 Real Estate Investment Trust.

 +

 Rounds to less than 0.01%.

 (Perpetual)

 Security with no stated maturity date.

 (ARM)

 Adjustable Rate Mortgage.

 (Cat Bond)

 Catastrophe or event linked bond.  At September 30, 2016 the value of these securities amounted to $66,555,573 or 1.6% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (TBA)

 “To Be Announced” Securities.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2016, the value of these securities amounted to $1,144,853,717 or 27.8% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At  September 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $4,200,761,476 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                      121,215,404

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                       (15,183,104)

 Net unrealized appreciation

 $

                      106,032,300

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 (f)

 Structured reinsurance investment.  At September 30, 2016, the value of these securities amounted to $57,452,618 or 1.4% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Consists of revenue bonds unless otherwise indicated.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund's assets:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Preferred Stock

  $                    16,236,813

  $                           -

  $                            -

  $              16,236,813

 Asset Backed Securities

                                      -

                167,650,428

                                -

                167,650,428

 Collateralized Mortgage Obligations

                                      -

                801,769,703

                                -

                801,769,703

 Corporate Bonds

   Diversified Financials

     Other Diversified Financial Services

                  15,965,179

                     1,276,134

                 17,241,313

   Insurance

     Reinsurance

                  56,459,870

                    68,986,821

                125,446,691

   All Other Corporate Bonds

              1,337,295,241

                                -

             1,337,295,241

 U.S. Government Agency Obligations

                                      -

              1,561,340,994

                                -

             1,561,340,994

 Foreign Government Bonds

                                      -

                  14,263,218

                                -

                 14,263,218

 Municipal Bonds

                                      -

                  38,671,668

                                -

                 38,671,668

 Senior Floating Rate Loan Interests

                                      -

                140,660,696

                                -

                140,660,696

 Commercial Paper

                                      -

                  16,869,502

                                -

                 16,869,502

 Certificates of Deposit

                                      -

                  20,377,509

                                -

                 20,377,509

 Repurchase Agreements

                                      -

                  48,970,000

                                -

                 48,970,000

 Total

  $                    16,236,813

  $          4,220,294,008

  $                70,262,955

  $         4,306,793,776

 Other Financial Instruments

 Net unrealized depreciation on Futures Contracts

  $                       (862,095)

  $                           -

  $                            -

  $                (862,095)

 Total Other Financial Instruments

  $                       (862,095)

  $                           -

  $                            -

  $                (862,095)

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

  Corporate

 Bonds

 Balance as of 6/30/16

  $                    61,501,798

 Realized gain (loss)1

                                    -

 Change in unrealized appreciation (depreciation)2

                          2,512,259

 Purchases

                          7,472,962

 Sales

                        (1,224,064)

 Transfers in to Level 3*

                                    -

 Transfers out of Level 3*

                                    -

 Balance as of 9/30/16

  $                    70,262,955

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.

 During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/16

  $                      1,451,514

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 28, 2016 * Print the name and title of each signing officer under his or her signature.